UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

SunAmerica Specialty Series—2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 16.5%
Resolution Funding - 16.5%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $5,613,442)	$7,000,000	$6,402,760

U.S. GOVERNMENT TREASURIES - 75.5%
United States Treasury Bonds - 75.5%
United States Treasury Bond STRIPS zero coupon due 08/15/2020 (cost $24,623,656)	31,490,000	29,199,449

Total Long-Term Investment Securities (cost $30,237,098)		35,602,209

SHORT-TERM INVESTMENT SECURITIES - 5.2%
U.S. Government Treasuries - 5.2%
United States Treasury Bills 0.03% due 03/19/2015(1) (cost $1,999,923)	2,000,000	1,999,923

REPURCHASE AGREEMENTS - 3.1%
Repurchase Agreement - 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $1,201,000 and collateralized by $1,260,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,225,665 (cost $1,201,000)	1,201,000	1,201,000

TOTAL INVESTMENTS (cost $33,438,021)(2)	100.3%	38,803,132
Liabilities in excess of other assets	(0.3)	(110,917)

NET ASSETS	100.0%	$38,692,215

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2015	$98,270	$99,420	$1,150

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,402,760	$—	$6,402,760
U.S. Government Treasuries	—	29,199,449	—	29,199,449
Short-Term Investment Securities	—	1,999,923	—	1,999,923
Repurchase Agreements	—	1,201,000	—	1,201,000

Total Investments at Value	$—	$38,803,132	$—	$38,803,132

Other Financial Instruments:+
Open Futures Contracts	$1,150	$—	$—	$1,150

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2015 ** - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMODITY INDEX-LINKED NOTES - 2.9%
Commodity Notes - 2.9%
UBS AG FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.00% due 11/30/2015*(3) (cost $2,400,000)	$2,400,000	$1,604,053

U.S. GOVERNMENT AGENCIES - 45.3%
Federal Farm Credit Bank - 27.2%
0.99% due 09/05/2017	15,000,000	14,998,290

Federal Home Loan Bank - 18.1%
1.00% due 11/09/2017	10,000,000	9,985,260

Total U.S. Government Agencies (cost $25,000,000)		24,983,550

U.S. GOVERNMENT TREASURIES - 7.4%
United States Treasury Notes-7.4%
0.01% due 01/07/2016	1,000,000	998,587
0.38% due 04/15/2015	500,000	500,293
0.38% due 04/30/2016	500,000	500,664
0.88% due 04/15/2017	500,000	503,750
1.88% due 07/15/2015 TIPS(5)	1,578,590	1,585,496

Total U.S. Government Treasuries (cost $4,071,927)		4,088,790

EXCHANGE-TRADED FUNDS - 3.6%
iShares Barclays 1-3 Year Credit Bond Fund	14,700	1,550,262
iShares iBoxx Investment Grade Corporate Bond Fund	3,200	396,448

Total Exchange-Traded Funds (cost $1,902,693)		1,946,710

Total Long-Term Investment Securities (cost $33,374,620)		32,623,103

SHORT-TERM INVESTMENT SECURITIES - 37.2%
U.S. Government Treasuries - 37.2%
United States Treasury Bills
0.04% due 05/28/2015(4)	$500,000	499,968
0.08% due 02/05/2015(2)	9,100,000	9,100,000
0.09% due 05/28/2015(4)	5,900,000	5,899,623
0.10% due 10/15/2015(2)(4)	3,000,000	2,997,981
0.10% due 05/28/2015(4)	2,000,000	1,999,872

Total Short-Term Investment Securities (cost $20,495,347)		20,497,444

REPURCHASE AGREEMENTS - 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount $1,414,000 collateralized by $1,485,000 of Federal Home Loan Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,444,534	1,414,000	1,414,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount $911,786 collateralized by $906,700 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2018 and having an approximate value of $930,119(2)	911,786	911,786

Total Repurchase Agreements (cost $2,325,786)		2,325,786

TOTAL INVESTMENTS (cost $56,195,753) (1)	100.6%	55,446,333
Liabilities in excess of other assets	(0.6)	(310,463)

NET ASSETS	100.0%	$55,135,870

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $1,604,053 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Consolidated; see Note 1.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.

GSCI - Goldman Sachs Commodity Index

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation/ (Depreciation)
16	Short	Australian $ Currency	March 2015	$1,263,680	$1,241,920	$21,760
63	Long	Corn Futures(a)	March 2015	1,285,200	1,165,500	(119,700)
23	Long	Dollar Index	March 2015	2,045,321	2,184,954	139,633
9	Long	Euro $ Currency	March 2015	1,270,125	1,270,800	675
10	Long	Gold 100 Oz(a)	April 2015	1,297,200	1,279,200	(18,000)
12	Long	Japanese Yen Currency	March 2015	1,267,800	1,277,100	9,300
19	Long	Nasdaq 100 E-Mini Index	March 2015	1,567,850	1,573,675	5,825
16	Long	Palladium Futures(a)	March 2015	1,247,920	1,235,840	(12,080)
30	Long	S&P 500 E-Mini Index	March 2015	2,995,900	2,982,600	(13,300)
67	Long	S&P Mid 400 E-Mini Index	March 2015	9,303,670	9,590,380	286,710
14	Short	Silver Futures(a)	March 2015	1,257,900	1,204,560	53,340
42	Short	Wheat Futures(a)	March 2015	1,268,475	1,055,775	212,700

						$566,863

(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

Open Written Put Option Contracts

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums (Received)	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Silver Futures (a)	February 2015	$1,600	21	$(17,850)	$17,850	—
Light Sweet Crude Oil Futures (a)	February 2015	40	70	(30,800)	30,800	—
S&P 500 E-Mini Index Futures	February 2015	1,950	18	(16,200)	16,200	—

			109	$(64,850)	$64,850	$—

(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Commodity Index-Linked Notes	$—	$1,604,053	$—	$1,604,053
U.S. Government Agencies	—	24,983,550		24,983,550
U.S. Government Treasuries	—	4,088,790		4,088,790
Exchange - Traded Funds	1,946,710	—	—	1,946,710
Short-Term Investment Securities	—	20,497,444	—	20,497,444
Repurchase Agreements	—	2,325,786	—	2,325,786

Total Investments at Value	$1,946,710	$53,499,623	$—	$55,446,333

Other Financial Instruments:+
Open Futures Contracts	$729,943	$—	$—	$729,943
Open Written Put Options Contracts	—	—	—	—

Total Other Financial Instruments	$729,943	—	—	$729,943

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$163,080	$—	$—	$163,080

*	For a detailed presentation of investments, please refer to the Consolidated Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Global Trends Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2015* - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 96.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$6,040,000	$6,040,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	1,720,000	1,720,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	9,005,000	9,005,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	2,575,000	2,575,000
BNP Paribas SA Joint Repurchase Agreement(1)	8,995,000	8,995,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	2,560,000	2,560,000
Deutsche Bank AG Joint Repurchase Agreement(1)	4,445,000	4,445,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,265,000	1,265,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(1)	8,995,000	8,995,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(1)(2)	2,560,000	2,560,000

Total Repurchase Agreements (cost $48,160,000)		48,160,000

TOTAL INVESTMENTS (cost $48,160,000)(3)	96.5%	48,160,000
Other assets less liabilities	3.5	1,753,793

NET ASSETS	100.0%	$49,913,793

*	Consolidated; See Note 1
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the Sun America Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
32	Long	Dax Index(a)	March 2015	$9,665,170	$9,643,846	$(21,324)
28	Long	EURO-Bund	March 2015	4,965,162	5,043,098	77,936
49	Long	FTSE 100 Index(a)	March 2015	4,987,860	4,927,772	(60,088)
16	Long	Hang Sang Index(a)	February 2015	2,557,389	2,517,264	(40,125)
96	Long	S&P 500 E-Mini Index	March 2015	9,667,725	9,544,320	(123,405)
48	Long	U.S. Long Bonds	March 2015	7,268,750	7,261,500	(7,250)
19	Long	US Treasury 10YR Notes	March 2015	2,400,891	2,486,625	85,734

						(88,522)

(a)	Foreign equity futures valued using fair value procedures at January 31, 2015. The aggregate appreciation (depreciation) of these futures contracts was ($121,537) representing 0.24% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	$—	$48,160,000	$—	$48,160,000

Other Financial Instruments:+
Open Futures Contracts	$163,670	$—	$—	$163,670

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$130,655	$121,537	$—	$252,192

*	For a detailed presentation of investments, please refer to the Consolidated Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - January 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 91.4%
Agricultural Chemicals - 5.0%
Monsanto Co.	260,048	$30,680,463

Airlines - 5.6%
Delta Air Lines, Inc.	734,072	34,728,946

Apparel Manufacturers - 2.2%
Under Armour, Inc., Class A†	190,000	13,695,200

Auto-Cars/Light Trucks - 1.6%
Tesla Motors, Inc.†	48,000	9,772,800

Commercial Services - 1.4%
CoStar Group, Inc.†	45,000	8,302,950

Computers - 8.9%
Apple, Inc.	470,563	55,131,161

Consulting Services - 1.5%
Verisk Analytics, Inc., Class A†	140,000	9,009,000

Diagnostic Kits - 1.4%
IDEXX Laboratories, Inc.†	54,800	8,681,416

Distribution/Wholesale - 1.3%
Fastenal Co.	185,000	8,214,000

Diversified Manufacturing Operations - 1.5%
Colfax Corp.†	210,100	9,519,631

E-Commerce/Products - 2.7%
Alibaba Group Holding, Ltd. ADR†	188,634	16,803,517

Electric-Transmission - 2.3%
ITC Holdings Corp.	325,500	13,846,770

Finance-Credit Card - 5.8%
Visa, Inc., Class A	141,194	35,991,763

Finance-Leasing Companies - 0.7%
Air Lease Corp.	119,200	4,164,848

Food-Canned - 1.9%
TreeHouse Foods, Inc.†	130,000	11,791,000

Hotels/Motels - 6.4%
Hyatt Hotels Corp., Class A†	300,000	16,878,000
Starwood Hotels & Resorts Worldwide, Inc.	314,555	22,638,523

		39,516,523

Insurance-Property/Casualty - 1.5%
Arch Capital Group, Ltd.†	160,000	9,275,200

Internet Content-Entertainment - 6.9%
Facebook, Inc., Class A†	562,362	42,688,899

Medical-Biomedical/Gene - 9.5%
Biogen Idec, Inc.†	95,764	37,267,518
Gilead Sciences, Inc.†	204,996	21,489,731

		58,757,249

Medical-HMO - 5.3%
UnitedHealth Group, Inc.	306,306	32,545,013

Multimedia - 1.9%
FactSet Research Systems, Inc.	83,000	11,917,970

Private Equity - 0.6%
Carlyle Group LP	148,500	3,905,550

Professional Sports - 1.8%
Manchester United PLC, Class A†	675,000	10,786,500

Resort/Theme Parks - 2.6%
Vail Resorts, Inc.	184,000	16,147,840

Retail-Automobile - 2.0%
CarMax, Inc.†	200,000	12,420,000

Retail-Sporting Goods - 1.5%
Dick’s Sporting Goods, Inc.	180,000	9,297,000

Transport-Rail - 7.6%
Canadian Pacific Railway, Ltd.	227,275	39,698,124
Genesee & Wyoming, Inc., Class A†	85,000	7,008,250

		46,706,374

Total Long-Term Investment Securities (cost $439,228,331)		564,297,583

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $19,194,000)	$19,194,000	$19,194,000

TOTAL INVESTMENTS (cost $458,422,331)(1)	94.5%	583,491,583
Other assets less liabilities	5.5	34,137,146

NET ASSETS	100.0%	$617,628,729

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR-	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$564,297,583	$—	$—	$564,297,583
Short-Term Investment Securities	—	19,194,000	—	19,194,000

Total Investments at Value	$564,297,583	$19,194,000	$—	$583,491,583

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 93.8%
Agricultural Chemicals - 3.8%
Monsanto Co.	208,501	$24,598,948

Airlines - 4.1%
Delta Air Lines, Inc.	569,602	26,947,871

Banks-Super Regional - 4.8%
US Bancorp	759,100	31,813,881

Computers - 6.6%
Apple, Inc.	370,120	43,363,259

Computers-Memory Devices - 5.4%
Western Digital Corp.	367,000	35,683,410

Diversified Banking Institutions - 5.6%
Citigroup, Inc.	391,044	18,359,516
JPMorgan Chase & Co.	340,753	18,530,148

		36,889,664

Diversified Manufacturing Operations - 6.4%
3M Co.	260,990	42,358,677

E-Commerce/Products - 2.0%
Alibaba Group Holding, Ltd. ADR†	146,866	13,082,823

Finance-Credit Card - 9.2%
Discover Financial Services	583,397	31,725,129
Visa, Inc., Class A	113,206	28,857,341

		60,582,470

Hotels/Motels - 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	245,288	17,653,377

Internet Content-Entertainment - 5.0%
Facebook, Inc., Class A†	435,166	33,033,451

Medical-Biomedical/Gene - 7.2%
Biogen Idec, Inc.†	79,512	30,942,890
Gilead Sciences, Inc.†	158,935	16,661,156

		47,604,046

Medical-HMO - 9.2%
Aetna, Inc.	385,200	35,369,064
UnitedHealth Group, Inc.	237,831	25,269,544

		60,638,608

Oil Companies-Integrated - 3.3%
Suncor Energy, Inc.	729,000	21,731,490

Retail-Building Products - 6.7%
Lowe’s Cos., Inc.	647,941	43,904,482

Retail-Drug Store - 7.1%
CVS Health Corp.	473,607	46,489,263

Transport-Rail - 4.7%
Canadian Pacific Railway, Ltd.	176,210	30,778,601

Total Long-Term Investment Securities (cost $513,046,061)		617,154,321

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $18,552,000)	$18,552,000	$18,552,000

TOTAL INVESTMENTS (cost $531,598,061)(1)	96.6%	635,706,321
Other assets less liabilities	3.4	22,180,150

NET ASSETS	100.0%	$657,886,471

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level - 1 Unadjusted	Level - 2 Other	Level - 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$617,154,321	$—	$—	$617,154,321
Short-Term Investment Securities	—	18,552,000	—	18,552,000

Total Investments at Value	$617,154,321	$18,552,000	$—	$635,706,321

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Income Explorer Fund

PORTFOLIO OF INVESTMENTS - January 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 25.2%
Cellular Telecom - 1.7%
Advanced Info Service PCL	25,900	$193,874
Mobile Telesystems OJSC ADR	9,351	73,499
Taiwan Mobile Co., Ltd.†(1)	54,000	178,081

		445,454

Coal - 1.4%
Banpu PCL	162,370	120,550
Indo Tambangraya Megah Tbk PT(1)	73,600	97,771
Tambang Batubara Bukit Asam Persero Tbk PT(1)	176,189	157,236

		375,557

Computer Services - 0.7%
Leidos Holdings, Inc.	4,452	184,313

Consumer Products-Misc. - 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A	63,800	124,029

Cosmetics & Toiletries - 0.5%
Natura Cosmeticos SA	10,000	116,836

Electric-Generation - 0.5%
Tractebel Energia SA	10,600	123,016

Enterprise Software/Service - 0.7%
CA, Inc.	5,693	172,498

Insurance-Multi-line - 0.4%
Porto Seguro SA†	11,400	115,136

Medical-Drugs - 1.2%
GlaxoSmithKline PLC(1)	6,806	149,804
Orion Oyj, Class B(1)	4,654	153,374

		303,178

Metal-Copper - 0.3%
Freeport-McMoRan, Inc.	4,523	76,032

Metal-Diversified - 0.4%
KGHM Polska Miedz SA(1)	4,041	114,452

Oil & Gas Drilling - 0.2%
Transocean, Ltd.†(1)	4,016	64,611

Oil Companies-Integrated - 2.0%
Ecopetrol SA	95,800	76,758
Eni SpA(1)	6,294	106,923
Lukoil OAO ADR	2,974	120,209
Rosneft OAO GDR	26,947	87,524
Total SA(1)	2,425	125,288

		516,702

Oil Refining & Marketing - 1.1%
HollyFrontier Corp.	3,709	133,227
Thai Oil PCL	102,400	160,342

		293,569

Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	15,054	158,970

Real Estate Operations & Development - 1.7%
Farglory Land Development Co., Ltd.†(1)	124,000	144,886
Ruentex Development Co., Ltd.†(1)	90,000	135,239
UOL Group, Ltd.†(1)	31,000	165,164

		445,289

Retail-Apparel/Shoe - 0.7%
Coach, Inc.	4,878	181,413

Retail-Hypermarkets - 0.5%
Ruentex Industries, Ltd.†(1)	64,000	137,884

Retail-Office Supplies - 1.0%
Staples, Inc.	15,146	258,239

Rubber-Tires - 0.5%
Nokian Renkaat Oyj(1)	5,082	125,330

Semiconductor Components-Integrated Circuits - 0.6%
Transcend Information, Inc.†(1)	47,000	149,321

Shipbuilding - 0.7%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	188,000	171,810

Telecom Services - 0.9%
BCE, Inc.	1,951	89,604
Telenor ASA(1)	7,080	151,817

		241,421

Telephone-Integrated - 3.5%
AT&T, Inc.	4,776	157,226
Belgacom SA(1)	5,177	192,627
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	93,164	149,049
TDC A/S(1)	16,694	123,707
TeliaSonera AB(1)	22,337	137,615
Verizon Communications, Inc.	3,352	153,220

		913,444

Tobacco - 2.2%
Altria Group, Inc.	4,081	216,701
Philip Morris International, Inc.	2,032	163,048
Reynolds American, Inc.	3,005	204,190

		583,939

Transport-Rail - 0.7%
BTS Group Holdings PCL†	621,000	186,888

Total Common Stocks (cost $7,351,833)		6,579,331

PREFERRED SECURITIES - 16.7%
Agricultural Operations - 0.6%
CHS, Inc. 6.75%	2,350	59,243
CHS, Inc. Series 2 7.10%	2,941	76,907
CHS, Inc. Series 4 7.50%	875	23,223

		159,373

Banks-Commercial - 3.2%
Barclays Bank PLC Series 4 7.75%	3,000	78,510
Barclays Bank PLC Series 5 8.13%	1,300	34,190
BB&T Corp. Series E 5.63%	4,192	106,812

BB&T Corp. Series F 5.20%	1,500	36,270
City National Corp. Series C 5.50%	2,500	61,800
CoBank ACB Series G 6.13%	1,400	129,544
First Republic Bank 5.50%	3,946	97,664
ING Groep NV 7.20%	3,400	87,924
ING Groep NV 7.38%	3,300	85,140
PrivateBancorp, Inc. 7.13%	1,150	30,590
Regions Financial Corp. Series B 6.38%	3,125	78,656

		827,100

Banks-Fiduciary - 0.1%
State Street Corp. Series D 5.90%	1,100	29,073

Banks-Money Center - 0.1%
National Westminster Bank PLC Series C 7.76%	1,000	26,460

Banks-Special Purpose - 1.2%
AgriBank FCB 6.88%	3,000	317,906

Banks-Super Regional - 1.6%
Fifth Third Bancorp Series I 6.63%	2,112	58,228
PNC Financial Services Group, Inc. Series P 6.13%	1,500	41,895
PNC Financial Services Group, Inc. Series Q 5.38%	2,263	56,597
SunTrust Banks, Inc. Series E 5.86%	2,700	67,554
US Bancorp Series F 6.50%	874	25,853
Wells Fargo & Co. 5.13%	948	22,875
Wells Fargo & Co. 5.85%	3,425	88,365
Wells Fargo & Co. 6.63%	712	19,801
Wells Fargo & Co. 7.63%	1,000	24,450

		405,618

Diversified Banking Institutions - 1.5%
Bank of America Corp. Series Y 6.50%	2,500	63,275
Citigroup, Inc. Series K 6.88%	1,700	45,696
Countrywide Capital IV 6.75%	1,400	36,246
Countrywide Capital V 7.00%	800	20,488
Goldman Sachs Group, Inc. Series K 6.38%	2,272	59,845
Morgan Stanley 6.88%	4,600	123,832
Morgan Stanley Series I 6.38%	1,800	46,638

		396,020

Electric-Generation - 0.4%
AES Tiete SA†	18,100	111,706

Electric-Integrated - 1.4%
Cia Paranaense de Energia, Class B†	9,700	112,789
Integrys Energy Group, Inc. 6.00%	3,053	83,530
NextEra Energy Capital Holdings, Inc. Series I 5.13%	3,466	84,293
SCE Trust II 5.10%	1,521	36,458
SCE Trust III 5.75%	1,575	43,108

		360,178

Finance-Other Services - 0.3%
RBS Capital Funding Trust VI Series F 6.25%	1,200	29,532
RBS Capital Funding Trust VII 6.08%	2,000	49,000

		78,532

Insurance-Life/Health - 0.1%
Principal Financial Group, Inc. Series B 6.52%	1,507	38,534

Insurance-Multi-line - 0.6%
Aegon NV 6.50%	1,300	33,436
Allstate Corp. Series E 6.63%	2,300	62,813

Hartford Financial Services Group, Inc. 7.88%	2,000	60,980

		157,229

Insurance-Property/Casualty - 0.3%
Hanover Insurance Group, Inc. 6.35%	1,100	27,709
WR Berkley Corp. 5.63%	1,900	47,063

		74,772

Insurance-Reinsurance - 0.2%
Aspen Insurance Holdings, Ltd. 5.95%	500	12,615
Reinsurance Group of America, Inc. 6.20%	1,300	37,648

		50,263

Investment Management/Advisor Services - 0.1%
Affiliated Managers Group, Inc. 6.38%	900	23,715

Metal-Iron - 0.3%
Vale SA, Class A†	12,900	79,566

Real Estate Investment Trusts - 3.7%
American Realty Capital Properties, Inc. Series F 6.70%	4,457	102,823
CBL & Associates Properties, Inc. Series D 7.38%	1,700	43,860
Cedar Realty Trust, Inc. Series B 7.25%	700	18,340
Chesapeake Lodging Trust Series A 7.75%	1,000	27,200
CoreSite Realty Corp. Series A 7.25%	1,400	36,750
Corporate Office Properties Trust Series L 7.38%	1,300	34,970
DDR Corp. Series J 6.50	1,400	37,450
DuPont Fabros Technology, Inc. Series B 7.63%	1,600	42,064
Hersha Hospitality Trust Series C 6.88%	1,200	31,800
NorthStar Realty Finance Corp. Series D 8.50%	1,500	39,000
Pebblebrook Hotel Trust Series A 7.88%	800	20,680
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,450	38,860
PS Business Parks, Inc. Series S 6.45%	2,300	60,674
PS Business Parks, Inc. Series U 5.75%	1,500	37,200
Public Storage Series V 5.375%	3,371	82,623
Regency Centers Corp. Series 6 6.63%	1,800	46,836
Retail Properties of America, Inc. Series A 7.00%	1,500	38,760
Saul Centers, Inc. Series C 6.88%	1,920	51,475
Summit Hotel Properties, Inc. Series B 7.88%	800	22,408
Taubman Centers, Inc. Series K 6.25%	800	20,920
Urstadt Biddle Properties, Inc. Series F 7.13%	1,200	32,388
Vornado Realty Trust Series I 6.63%	2,500	64,125
Wells Fargo Real Estate Investment Corp. 6.38%	1,500	39,180

		970,386

Sovereign Agency - 0.5%
Farm Credit Bank of Texas 6.75%*	1,200	123,600

Telecom Services - 0.3%
Qwest Corp. 6.13%	791	19,395
Qwest Corp. 6.88%	956	25,191
Qwest Corp. 7.38%	1,300	34,723

		79,309

Telephone-Integrated - 0.2%
Oi SA†	24,120	44,856

Total Preferred Securities (cost $4,437,754)		4,354,196

PREFERRED SECURITIES/CAPITAL SECURITIES - 14.6%
Banks-Commercial - 0.6%
Rabobank Nederland FRS 11.00% due 06/30/2019*(2)	$ 50,000	64,375

Zions Bancorporation FRS Series J 7.20% due 09/15/2023(2)	100,000	105,500

		169,875

Banks-Money Center - 0.7%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	119,000
HSBC Capital Funding LP FRS 10.18% due 06/30/2030*(2)	50,000	75,375

		194,375

Banks-Super Regional - 1.4%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	125,000	138,151
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	150,000	164,625
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	50,000	52,250

		355,026

Diversified Banking Institutions - 4.5%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	120,000	125,663
Deutsche Bank AG VRS 7.50% due 04/30/2025(2)	200,000	194,875
Goldman Sachs Capital II FRS 4.00% due 03/02/2015(2)	35,000	27,300
HSBC Holdings PLC VRS 6.38% due 09/17/2024(2)	200,000	205,102
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)	75,000	80,227
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	50,000	50,984
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	175,000	188,070
Lloyds Banking Group PLC VRS 7.50% due 06/27/2024(2)	200,000	204,500
Royal Bank of Scotland Group PLC VRS 7.65% due 09/30/2031(2)	80,000	95,600

		1,172,321

Diversified Financial Services - 0.9%
General Electric Capital Corp. FRS Series A 7.13% due 06/15/2022(2)	200,000	232,750

Electric-Integrated - 0.5%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	77,000	82,193
PPL Capital Funding, Inc. FRS Series A 6.70% due 03/30/2067	50,000	48,958

		131,151

Finance-Credit Card - 0.2%
American Express Co. FRS 5.20% due 11/15/2019(2)	50,000	50,706

Insurance-Life/Health - 2.2%
Dai-ichi Life Insurance Co., Ltd. FRS 5.10% due 10/28/2024*(2)	200,000	214,500
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(2)	50,000	58,750
Nippon Life Insurance Co. VRS 5.10% due 10/16/2044*	200,000	214,500
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	75,000	78,000

		565,750

Insurance-Multi-line - 1.7%
AXA SA FRS 6.46% due 12/14/2018*(2)	100,000	106,625
Farmers Exchange Capital II FRS 6.15% due 11/01/2053*	50,000	57,840
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	127,000
MetLife Capital Trust X 9.25% due 04/08/2068*	100,000	143,437

		434,902

Insurance-Mutual - 0.6%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	140,000	164,500

Insurance-Property/Casualty - 0.2%
Mitsui Sumitomo Insurance Co., Ltd. FRS 7.00% due 03/15/2072*	50,000	58,429

Insurance-Reinsurance - 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(2)	200,000	223,000

Special Purpose Entity - 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	50,000	62,405

Total Preferred Securities/Capital Securities (cost $3,682,918)		3,815,190

REGISTERED INVESTMENT COMPANIES - 39.4%
Domestic Equity Investment Companies - 7.4%
Eaton Vance Tax-Advantaged Dividend Income Fund	22,535	457,911
Eaton Vance Tax-Managed Diversified Equity Income Fund	38,979	427,210
Gabelli Dividend & Income Trust	21,327	439,976
Gabelli Equity Trust, Inc.	18,147	114,508

John Hancock Tax-Advantaged Dividend Income Fund	22,221	504,861

		1,944,466

Domestic Fixed Income Investment Companies - 20.0%
AllianceBernstein Income Fund, Inc.	16,054	121,529
AllianzGI Convertible & Income Fund	27,190	243,079
AllianzGI Convertible & Income Fund II	7,993	67,941
BlackRock Build America Bond Trust	4,710	109,978
BlackRock Corporate High Yield Fund, Inc.	16,358	184,027
BlackRock Limited Duration Income Trust	10,101	157,980
Calamos Convertible and High Income Fund	13,363	186,948
DoubleLine Income Solutions Fund	11,289	222,732
Eaton Vance Limited Duration Income Fund	13,557	189,934
Eaton Vance Senior Floating-Rate Trust	3,966	53,660
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	11,145	232,039
Flaherty & Crumrine Total Return Fund, Inc.	8,259	175,421
Franklin Limited Duration Income Trust	11,077	133,256
Guggenheim Build America Bonds Managed Duration Trust	4,487	106,028
John Hancock Preferred Income Fund	9,690	201,940
MFS Multimarket Income Trust	21,714	135,495
New America High Income Fund, Inc.	22,600	204,530
Nuveen Credit Strategies Income Fund	6,011	52,656
Nuveen Floating Rate Income Opportunity Fund	9,648	106,996
Nuveen Mortgage Opportunity Term Fund	3,805	89,151
Nuveen Mortgage Opportunity Term Fund 2	3,215	74,074
Nuveen Preferred Income Opportunities Fund	34,702	330,363
Nuveen Short Duration Credit Opportunities Fund	8,085	135,505
PIMCO Corporate & Income Opportunity Fund	14,525	244,165
PIMCO Dynamic Credit Income Fund	18,497	378,079
PIMCO Income Strategy Fund II	42,105	432,418
Pioneer Floating Rate Trust	12,589	140,871
Wells Fargo Advantage Income Opportunities Fund	24,138	210,001
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	159,639
Western Asset High Yield Defined Opportunity Fund, Inc.	8,485	133,469

		5,213,904

Domestic Mixed Allocation Investment Companies - 2.0%
Clough Global Opportunities Fund	8,757	104,296
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	17,707	420,010

		524,306

International Fixed Income Investment Companies - 10.0%
AllianceBernstein Global High Income Fund, Inc.	17,471	220,309
First Trust Aberdeen Global Opportunity Income Fund	15,142	182,461
Legg Mason BW Global Income Opportunities Fund, Inc.	23,786	411,974
Nuveen Preferred & Income Term Fund	14,478	338,351
PIMCO Dynamic Income Fund	14,894	451,735
PIMCO Income Opportunity Fund	15,458	381,503
Stone Harbor Emerging Markets Income Fund	8,378	127,932
Templeton Global Income Fund	6,006	43,363
Wells Fargo Advantage Multi-Sector Income Fund	20,180	274,650
Western Asset Global High Income Fund, Inc.	15,650	173,246

		2,605,524

Total Registered Investment Companies (cost $10,598,840)		10,288,200

U.S. CORPORATE BONDS & NOTES - 0.6%
Real Estate Investment Trusts - 0.4%
Select Income REIT Senior Notes 4.50% due 02/01/2025	100,000	100,400

Telecom Services - 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	40,000	46,200

Total U.S. Corporate Bonds & Notes (cost $144,021)		146,600

FOREIGN CORPORATE BONDS & NOTES - 0.8%
Insurance-Property/Casualty - 0.8%
QBE Insurance Group, Ltd. FRS Sub. Notes 6.75% due 12/02/2044 (cost $200,000)	200,000	206,120

EXCHANGE-TRADED FUNDS - 0.5%
iShares MSCI ACWI ETF (cost $134,008)	2,345	135,377

Total Long-Term Investment Securities (cost $26,549,374)		25,525,014

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Time Deposits - 2.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $637,000)	$637,000	637,000

TOTAL INVESTMENTS (cost $27,186,374)(3)	100.2%	26,162,014
Liabilities in excess of other assets	(0.2)	(39,448)

NET ASSETS	100.0%	$26,122,566

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $1,527,931 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $2,931,989 representing 11.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$267,373	$178,081	$—	$445,454
Coal	120,550	255,007	—	375,557
Medical-Drugs	—	303,178	—	303,178
Metals-Diversified	—	114,452	—	114,452
Oil & Gas Drilling	—	64,611	—	64,611
Oil Companies-Integrated	284,491	232,211	—	516,702
Real Estate Operations & Development	—	445,289	—	445,289
Retail-Hypermarkets	—	137,884	—	137,884
Rubber-Tires	—	125,330	—	125,330
Semiconductor Components-Integrated Circuits	—	149,321	—	149,321
Shipbuilding	—	171,810	—	171,810
Telecom Services	89,604	151,817	—	241,421
Telephone-Integrated	310,446	602,998	—	913,444
Other Industries	2,574,878	—	—	2,574,878
Preferred Securities:
Banks-Commercial	697,556	129,544	—	827,100
Banks-Special Purpose	—	317,906	—	317,906
Sovereign Agency	—	123,600	—	123,600
Other Industries	3,085,590	—	—	3,085,590
Preferred Securities/Capital Securities	—	3,815,190	—	3,815,190
Registered Investment Companies	10,288,200	—	—	10,288,200
U.S. Corporate Bonds & Notes	—	146,600	—	146,600
Foreign Corporate Bonds & Notes	—	206,120	—	206,120
Exchange-Traded Funds	135,377	—	—	135,377
Short-Term Investment Securities	—	637,000	—	637,000

Total Investments at Value	$17,854,065	$8,307,949	$—	$26,162,014

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Small-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 98.0%
Advertising Agencies - 0.8%
MDC Partners, Inc., Class A	17,179	$410,578
Tremor Video, Inc.†	509	1,069

		411,647

Advertising Services - 0.0%
Marchex, Inc., Class B	471	1,795
Marin Software, Inc.†	378	2,503
Millennial Media, Inc.†	1,081	1,459
Sizmek, Inc.†	316	1,883

		7,640

Aerospace/Defense - 0.3%
Aerovironment, Inc.†	273	6,986
Cubic Corp.	296	15,478
Esterline Technologies Corp.†	456	51,113
Kratos Defense & Security Solutions, Inc.†	641	3,115
National Presto Industries, Inc.	69	4,347
Teledyne Technologies, Inc.†	538	51,132

		132,171

Aerospace/Defense-Equipment - 0.5%
AAR Corp.	568	16,279
Astronics Corp.†	270	15,036
Astronics Corp., Class B†	47	2,632
Curtiss-Wright Corp.	691	45,972
Ducommun, Inc.†	156	4,051
Erickson, Inc.†	87	613
GenCorp, Inc.†	858	14,415
HEICO Corp.	954	57,889
Kaman Corp.	393	14,942
LMI Aerospace, Inc.†	154	2,187
Moog, Inc., Class A†	594	41,758
Orbital Sciences Corp.†	869	24,410
SIFCO Industries, Inc.	36	1,044

		241,228

Agricultural Biotech - 0.0%
Marrone Bio Innovations, Inc.†	200	680

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	800	10,648
Rentech, Inc.†	3,267	3,920

		14,568

Agricultural Operations - 0.1%
Alico, Inc.	42	1,997
Andersons, Inc.	405	18,217
Limoneira Co.	161	3,349
Tejon Ranch Co.†	194	4,776

		28,339

Airlines - 0.3%
Allegiant Travel Co.	198	35,891
Hawaiian Holdings, Inc.†	646	12,558
JetBlue Airways Corp.†	3,566	59,873
Republic Airways Holdings, Inc.†	714	9,825
SkyWest, Inc.	733	9,199
Virgin America, Inc.†	220	7,379

		134,725

Apparel Manufacturers - 0.7%
Columbia Sportswear Co.	394	16,745
G-III Apparel Group, Ltd.†	275	26,730
Oxford Industries, Inc.	209	11,691
Quiksilver, Inc.†	1,948	3,643
Sequential Brands Group, Inc.†	242	2,505
Superior Uniform Group, Inc.	7,440	282,348
Vince Holding Corp.†	160	3,752

		347,414

Appliances - 0.0%
iRobot Corp.†	423	13,346

Applications Software - 0.5%
Callidus Software, Inc.†	698	10,435
Constant Contact, Inc.†	450	17,019
Cvent, Inc.†	257	6,420
Dealertrack Technologies, Inc.†	769	30,914
Demandware, Inc.†	431	23,084
Ebix, Inc.	439	10,031
Epiq Systems, Inc.	446	7,783
Five9, Inc.†	175	688
Globant SA†	97	1,346
HubSpot, Inc.†	82	2,759
Imperva, Inc.†	317	13,238
inContact, Inc.†	871	7,464
Infoblox, Inc.†	773	14,432
Jive Software, Inc.†	611	3,519
Park City Group, Inc.†	137	1,421
Paycom Software, Inc.†	93	2,434
PDF Solutions, Inc.†	438	7,280
Progress Software Corp.†	737	18,462
RealPage, Inc.†	743	13,381
Tangoe, Inc.†	555	6,344
Verint Systems, Inc.†	858	45,800

		244,254

Athletic Equipment - 0.6%
Black Diamond, Inc.†	326	2,074
Nautilus, Inc.†	18,897	269,093

		271,167

Auction Houses/Art Dealers - 0.1%
Sotheby’s	874	37,189

Audio/Video Products - 0.5%
Daktronics, Inc.	542	6,710
DTS, Inc.†	7,845	217,463
Skullcandy, Inc.†	286	2,866
TiVo, Inc.†	1,471	15,386
Universal Electronics, Inc.†	228	14,533
VOXX International Corp.†	279	2,232

		259,190

Auto Repair Centers - 0.1%
Monro Muffler Brake, Inc.	452	25,827

Auto-Truck Trailers - 0.0%
Wabash National Corp.†	989	12,333

Auto/Truck Parts & Equipment-Original - 0.4%
Accuride Corp.†	552	2,429
American Axle & Manufacturing Holdings, Inc.†	971	23,644
Cooper-Standard Holding, Inc.†	196	10,241
Dana Holding Corp.	2,430	50,714
Federal-Mogul Holdings Corp.†	414	5,601
Fuel Systems Solutions, Inc.†	203	2,180
Gentherm, Inc.†	506	18,611

Meritor, Inc.†	1,404	17,971
Miller Industries, Inc.	162	3,272
Modine Manufacturing Co.†	684	8,338
Spartan Motors, Inc.	494	2,574
Strattec Security Corp.	50	3,150
Superior Industries International, Inc.	339	6,187
Tenneco, Inc.†	873	44,890
Titan International, Inc.	632	5,650
Tower International, Inc.†	296	7,006

		212,458

Auto/Truck Parts & Equipment-Replacement - 0.1%
Commercial Vehicle Group, Inc.†	380	2,101
Dorman Products, Inc.†	388	17,743
Douglas Dynamics, Inc.	320	6,461
Motorcar Parts of America, Inc.†	256	6,687
Remy International, Inc.	205	4,360
Standard Motor Products, Inc.	284	10,355

		47,707

B2B/E-Commerce - 0.0%
Covisint Corp.†	549	1,219
ePlus, Inc.†	75	5,058
Global Sources, Ltd.†	218	1,271
TechTarget, Inc.†	238	2,630

		10,178

Banks-Commercial - 4.9%
1st Source Corp.	215	6,392
American National Bankshares, Inc.	113	2,432
Ameris Bancorp	361	8,711
Ames National Corp.	118	2,836
Arrow Financial Corp.	157	4,014
BancFirst Corp.	102	5,881
Bancorp, Inc.†	474	4,038
BancorpSouth, Inc.	1,378	27,353
Bank of Kentucky Financial Corp.	90	4,000
Bank of Marin Bancorp	85	4,166
Bank of the Ozarks, Inc.	1,143	37,067
Banner Corp.	281	11,347
BBCN Bancorp, Inc.	1,140	14,763
Blue Hills Bancorp, Inc.†	408	5,422
BNC Bancorp	286	4,570
Bridge Bancorp, Inc.	167	4,122
Bridge Capital Holdings†	141	3,081
Bryn Mawr Bank Corp.	10,566	307,999
C1 Financial, Inc.†	47	789
Camden National Corp.	106	3,939
Capital Bank Financial Corp., Class A†	329	8,034
Capital City Bank Group, Inc.	153	2,295
Cardinal Financial Corp.	459	8,175
Cascade Bancorp†	445	2,056
Cass Information Systems, Inc.	165	7,230
Cathay General Bancorp	1,142	27,282
Centerstate Banks, Inc.	510	5,615
Central Pacific Financial Corp.	246	5,161
Century Bancorp, Inc., Class A	50	1,939
Chemical Financial Corp.	470	13,329
Citizens & Northern Corp.	178	3,441
City Holding Co.	225	9,524
CNB Financial Corp.	208	3,536
CoBiz Financial, Inc.	514	5,603
Columbia Banking System, Inc.	824	20,954
Community Bank System, Inc.	584	19,640
Community Trust Bancorp, Inc.	224	7,074
CommunityOne Bancorp†	166	1,620
ConnectOne Bancorp, Inc.	324	5,962
CU Bancorp†	143	2,906
Customers Bancorp, Inc.†	367	7,212
CVB Financial Corp.	1,519	22,193
Eagle Bancorp, Inc.†	7,538	257,800
Enterprise Bancorp, Inc.	107	2,188
Enterprise Financial Services Corp.	283	5,408
Fidelity Southern Corp.	238	3,639
Financial Institutions, Inc.	199	4,384
First BanCorp†	1,495	8,208
First Bancorp	283	4,698
First Bancorp, Inc.	138	2,288
First Busey Corp.	1,040	6,406
First Business Financial Services, Inc.	57	2,495
First Citizens BancShares, Inc., Class A	109	26,601
First Commonwealth Financial Corp.	1,349	10,644
First Community Bancshares, Inc.	235	3,687
First Connecticut Bancorp, Inc.	232	3,422
First Financial Bancorp	828	13,679
First Financial Bankshares, Inc.	919	22,699
First Financial Corp.	165	5,348
First Interstate BancSystem, Inc.	260	6,214
First Merchants Corp.	517	11,291
First Midwest Bancorp, Inc.	1,080	16,632
First NBC Bank Holding Co.†	214	6,625
First of Long Island Corp.	173	4,033
FirstMerit Corp.	2,372	38,865
FNB Corp.	2,491	29,892
German American Bancorp, Inc.	190	5,320
Glacier Bancorp, Inc.	1,068	23,784
Great Southern Bancorp, Inc.	149	5,382
Great Western Bancorp, Inc.	264	5,333
Green Bancorp, Inc.†	67	710
Guaranty Bancorp	211	2,823
Hampton Roads Bankshares, Inc.†	489	792
Hancock Holding Co.	1,180	30,810
Hanmi Financial Corp.	457	9,076
Heartland Financial USA, Inc.	226	6,242
Heritage Commerce Corp.	299	2,500
Heritage Financial Corp.	433	6,720
Heritage Oaks Bancorp	322	2,473
Home BancShares, Inc.	777	23,015
Horizon Bancorp	132	2,954
Hudson Valley Holding Corp.	211	5,205
Iberiabank Corp.	451	24,629
Independent Bank Corp.	329	4,047
Independent Bank Corp.	343	12,976
International Bancshares Corp.	780	17,558
Lakeland Bancorp, Inc.	544	5,870
Lakeland Financial Corp.	237	8,944
LegacyTexas Financial Group, Inc.	573	11,357
Macatawa Bank Corp.	376	1,981

MainSource Financial Group, Inc.	293	5,626
MB Financial, Inc.	953	27,075
Mercantile Bank Corp.	241	4,579
Merchants Bancshares, Inc.	74	1,981
Metro Bancorp, Inc.	203	5,168
MidSouth Bancorp, Inc.	120	1,673
MidWestOne Financial Group, Inc.	100	2,802
National Bankshares, Inc.	100	2,922
National Penn Bancshares, Inc.	1,778	17,247
NBT Bancorp, Inc.	627	14,427
NewBridge Bancorp†	482	3,779
Northrim BanCorp, Inc.	98	2,032
OFG Bancorp	646	10,401
Old Line Bancshares, Inc.	120	1,733
Old National Bancorp	1,689	22,649
Opus Bank	74	1,931
Pacific Continental Corp.	258	3,261
Palmetto Bancshares, Inc.	64	1,046
Park National Corp.	184	14,795
Park Sterling Corp.	641	4,295
Peapack Gladstone Financial Corp.	173	3,085
Penns Woods Bancorp, Inc.	69	3,064
Peoples Bancorp, Inc.	196	4,479
Peoples Financial Services Corp.	108	4,874
Pinnacle Financial Partners, Inc.	510	18,329
Preferred Bank	10,018	261,570
PrivateBancorp, Inc.	1,028	31,189
Prosperity Bancshares, Inc.	1,000	45,790
Renasant Corp.	452	11,824
Republic Bancorp, Inc., Class A	142	3,236
Republic First Bancorp, Inc.†	444	1,523
S&T Bancorp, Inc.	426	11,711
Sandy Spring Bancorp, Inc.	359	8,878
Seacoast Banking Corp. of Florida†	278	3,519
ServisFirst Bancshares, Inc.	27	821
Sierra Bancorp	174	2,756
Simmons First National Corp., Class A	234	8,756
South State Corp.	346	20,660
Southside Bancshares, Inc.	419	11,439
Southwest Bancorp, Inc.	284	4,334
Square 1 Financial, Inc., Class A†	99	2,303
State Bank Financial Corp.	461	8,418
Stock Yards Bancorp, Inc.	210	6,468
Stonegate Bank	143	3,974
Suffolk Bancorp	166	3,818
Sun Bancorp, Inc./NJ†	122	2,233
Susquehanna Bancshares, Inc.	2,692	33,946
Talmer Bancorp, Inc., Class A	257	3,475
Texas Capital Bancshares, Inc.†	656	26,798
Tompkins Financial Corp.	213	10,920
Towne Bank	618	8,967
TriCo Bancshares	324	7,565
TriState Capital Holdings, Inc.†	317	2,999
Triumph Bancorp, Inc.†	111	1,443
TrustCo Bank Corp.	1,358	8,732
Trustmark Corp.	967	20,655
UMB Financial Corp.	541	26,249
Umpqua Holdings Corp.	2,390	37,069
Union Bankshares Corp.	664	13,280
United Bankshares, Inc.	991	33,506
United Community Banks, Inc.	717	12,555
Univest Corp. of Pennsylvania	233	4,315
Valley National Bancorp.	3,253	29,537
Washington Trust Bancorp, Inc.	211	7,727
Webster Financial Corp.	1,296	39,567
WesBanco, Inc.	377	11,378
West Bancorporation, Inc.	229	3,746
Westamerica Bancorporation	377	15,336
Western Alliance Bancorp†	1,082	27,818
Wilshire Bancorp, Inc.	1,008	9,173
Wintrust Financial Corp.	668	29,038
Yadkin Financial Corp.†	292	5,565

		2,441,182

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	1,148	12,628

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	266	4,721

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	131	4,089

Batteries/Battery Systems - 0.1%
EnerSys	673	39,290

Beverages-Non-alcoholic - 0.5%
Coca-Cola Bottling Co. Consolidated	67	6,535
National Beverage Corp.†	164	3,565
Primo Water Corp.†	60,059	254,050

		264,150

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	160	2,430

Brewery - 0.3%
Boston Beer Co., Inc., Class A†	120	37,742
Craft Brew Alliance, Inc.†	10,942	130,210

		167,952

Broadcast Services/Program - 0.1%
Crown Media Holdings, Inc., Class A†	498	1,593
Hemisphere Media Group, Inc.†	120	1,498
Nexstar Broadcasting Group, Inc., Class A	439	21,904
World Wrestling Entertainment, Inc., Class A	427	5,171

		30,166

Building & Construction Products-Misc. - 0.3%
Aspen Aerogels, Inc.†	81	620
Builders FirstSource, Inc.†	655	3,878
Drew Industries, Inc.†	339	17,045
Gibraltar Industries, Inc.†	443	6,707
Louisiana-Pacific Corp.†	2,025	33,149
NCI Building Systems, Inc.†	403	6,218
Nortek, Inc.†	131	9,999
Patrick Industries, Inc.†	117	5,031
Ply Gem Holdings, Inc.†	306	3,856
Quanex Building Products Corp.	538	10,131
Simpson Manufacturing Co., Inc.	593	19,356
Stock Building Supply Holdings, Inc.†	209	3,256
Trex Co., Inc.†	482	20,499

		139,745

Building & Construction-Misc. - 0.1%
Aegion Corp.†	545	8,349
Comfort Systems USA, Inc.	540	8,991
Dycom Industries, Inc.†	487	15,005
Layne Christensen Co.†	285	2,306
MYR Group, Inc.†	306	7,659

		42,310

Building Products-Air & Heating - 0.0%
AAON, Inc.	606	13,217

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	168	2,812
Headwaters, Inc.†	1,054	14,841
US Concrete, Inc.†	203	5,144

		22,797

Building Products-Doors & Windows - 0.1%
Apogee Enterprises, Inc.	418	18,082
Griffon Corp.	572	8,403
Masonite International Corp.†	422	26,468
PGT, Inc.†	678	5,824

		58,777

Building Products-Light Fixtures - 0.0%
LSI Industries, Inc.	309	2,268

Building Products-Wood - 0.1%
Boise Cascade Co.†	565	22,849
Universal Forest Products, Inc.	288	14,417

		37,266

Building-Heavy Construction - 0.1%
Granite Construction, Inc.	561	19,119
MasTec, Inc.†	939	17,390
Orion Marine Group, Inc.†	393	3,588
Sterling Construction Co., Inc.†	269	934
Tutor Perini Corp.†	535	11,615

		52,646

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	801	23,125

Building-Mobile Home/Manufactured Housing - 0.6%
Cavco Industries, Inc.†	4,217	309,992
Winnebago Industries, Inc.	391	7,777

		317,769

Building-Residential/Commercial - 0.8%
AV Homes, Inc.†	162	2,428
Beazer Homes USA, Inc.†	383	6,051
Century Communities, Inc.†	57	918
Hovnanian Enterprises, Inc., Class A†	1,675	5,762
Installed Building Products, Inc.†	14,333	255,844
KB Home	1,201	14,964
LGI Homes, Inc.†	205	2,700
M/I Homes, Inc.†	351	7,245
MDC Holdings, Inc.	560	14,000
Meritage Homes Corp.†	561	20,426
New Home Co., Inc.†	120	1,691
Ryland Group, Inc.	673	27,021
Standard Pacific Corp.†	2,077	14,581
TRI Pointe Homes, Inc.†	2,103	30,136
UCP, Inc., Class A†	112	1,008
WCI Communities, Inc.†	168	3,244
William Lyon Homes, Class A†	252	4,808

		412,827

Capacitors - 0.0%
Kemet Corp.†	651	2,474

Casino Hotels - 0.1%
Boyd Gaming Corp.†	1,112	14,523
Caesars Entertainment Corp.†	736	8,015
Monarch Casino & Resort, Inc.†	136	2,353

		24,891

Casino Services - 0.0%
Scientific Games Corp., Class A†	727	8,586

Cellular Telecom - 0.0%
Comverse, Inc.†	322	5,548
Leap Wireless CVR†(1)(2)	881	0
NTELOS Holdings Corp.	243	996
Vringo, Inc.†	1,025	542

		7,086

Chemicals-Diversified - 0.2%
Aceto Corp.	412	7,993
Axiall Corp.	1,003	44,383
Innophos Holdings, Inc.	315	18,755
Innospec, Inc.	350	13,814
Koppers Holdings, Inc.	293	5,321
Olin Corp.	1,133	28,404

		118,670

Chemicals-Other - 0.0%
American Vanguard Corp.	412	4,606

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	419	14,602
Landec Corp.†	384	4,904
PolyOne Corp.	1,350	48,046

		67,552

Chemicals-Specialty - 0.5%
Balchem Corp.	436	23,095
Calgon Carbon Corp.†	764	15,074
Chemtura Corp.†	1,222	26,627
Ferro Corp.†	1,029	11,453
H.B. Fuller Co.	719	29,587
Hawkins, Inc.	152	5,854
KMG Chemicals, Inc.	138	2,887
Kraton Performance Polymers, Inc.†	470	9,090
Minerals Technologies, Inc.	495	32,338
Oil-Dri Corp. of America	70	2,143
OM Group, Inc.	461	12,908
OMNOVA Solutions, Inc.†	679	4,658
Quaker Chemical Corp.	190	14,995
Sensient Technologies Corp.	710	43,310
Stepan Co.	276	10,598
Tronox, Ltd., Class A	882	18,645
Zep, Inc.	330	5,287

		268,549

Circuit Boards - 0.0%
Multi-Fineline Electronix, Inc.†	129	1,678
Park Electrochemical Corp.	300	6,513
TTM Technologies, Inc.†	776	5,393

		13,584

Coal - 0.1%
Alpha Natural Resources, Inc.†	3,175	3,302
Arch Coal, Inc.†	3,045	2,824
Cloud Peak Energy, Inc.†	874	5,934
Hallador Energy Co.	149	1,690
SunCoke Energy, Inc.	950	14,345
Walter Energy, Inc.	944	880
Westmoreland Coal Co.†	215	5,607

		34,582

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	300	3,369

Coffee - 0.5%
Farmer Bros. Co.†	8,457	252,949

Commercial Services - 0.9%
Care.com, Inc.†	94	749
Collectors Universe, Inc.	99	2,327
Healthcare Services Group, Inc.	1,008	31,762
HMS Holdings Corp.†	1,258	24,890
Medifast, Inc.†	173	5,482
National Research Corp., Class A	142	1,967
Nutrisystem, Inc.	18,153	323,486
Performant Financial Corp.†	427	2,118
PHH Corp.†	729	18,181
Providence Service Corp.†	165	6,435
RPX Corp.†	761	9,398
ServiceSource International, Inc.†	982	3,290
SFX Entertainment, Inc.†	634	2,086
SP Plus Corp.†	221	4,933
Team, Inc.†	293	11,175
Weight Watchers International, Inc.†	397	6,574

		454,853

Commercial Services-Finance - 0.9%
Cardtronics, Inc.†	638	21,443
CBIZ, Inc.†	596	4,935
Euronet Worldwide, Inc.†	731	33,180
EVERTEC, Inc.	942	18,896
Global Cash Access Holdings, Inc.†	944	6,240
Green Dot Corp., Class A†	447	6,817
Heartland Payment Systems, Inc.	514	25,582
LendingTree, Inc.†	92	3,789
Liberty Tax, Inc.†	7,175	258,300
MoneyGram International, Inc.†	419	3,570
PRGX Global, Inc.†	397	2,060
WEX, Inc.†	556	51,180
Xoom Corp.†	443	6,534

		442,526

Communications Software - 0.0%
Audience, Inc.†	201	812
BroadSoft, Inc.†	410	11,025
Digi International, Inc.†	346	3,305
Mavenir Systems, Inc.†	166	1,987
Seachange International, Inc.†	471	3,325

		20,454

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	1,321	46,691

Computer Data Security - 0.8%
A10 Networks, Inc.†	182	874
Qualys, Inc.†	9,778	371,759
Varonis Systems, Inc.†	76	2,506

		375,139

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	567	16,636

Computer Services - 0.8%
Barracuda Networks, Inc.†	114	3,860
CACI International, Inc., Class A†	337	28,507
Carbonite, Inc.†	254	3,818
Ciber, Inc.†	1,114	3,598
Computer Task Group, Inc.	216	1,747
Convergys Corp.	1,456	27,897
Engility Holdings, Inc.†	252	10,055
EPAM Systems, Inc.†	511	25,003
ExlService Holdings, Inc.†	469	13,779
FleetMatics Group PLC†	536	18,980
iGATE Corp.†	528	18,691
Insight Enterprises, Inc.†	587	13,894
KEYW Holding Corp.†	469	4,169
LivePerson, Inc.†	778	8,325
Luxoft Holding, Inc.†	113	4,409
Manhattan Associates, Inc.†	1,087	48,524
MAXIMUS, Inc.	971	54,104
Science Applications International Corp.	570	27,805
Sykes Enterprises, Inc.†	565	12,724
Syntel, Inc.†	445	19,246
TeleTech Holdings, Inc.†	252	5,559
Unisys Corp.†	733	16,075
Virtusa Corp.†	373	13,973

		384,742

Computer Software - 0.8%
AVG Technologies NV†	500	9,890
Blackbaud, Inc.	662	28,936
Cornerstone OnDemand, Inc.†	762	25,108
Envestnet, Inc.†	488	25,117
Guidance Software, Inc.†	256	1,679
Simulations Plus, Inc.	39,590	251,792
SS&C Technologies Holdings, Inc.	977	54,058

		396,580

Computers - 0.0%
Silicon Graphics International Corp.†	496	4,677

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	210	2,180
Cray, Inc.†	584	18,974
Maxwell Technologies, Inc.†	429	3,415
Mercury Systems, Inc.†	477	7,527

MTS Systems Corp.	217	15,685
NetScout Systems, Inc.†	523	18,776
Silver Spring Networks, Inc.†	502	3,564
Super Micro Computer, Inc.†	495	18,102

		88,223

Computers-Memory Devices - 0.1%
Datalink Corp.†	283	3,215
Dot Hill Systems Corp.†	861	3,591
Nimble Storage, Inc.†	133	2,983
Quantum Corp.†	3,147	4,972
Spansion, Inc., Class A†	866	30,708
Violin Memory, Inc.†	1,150	4,416

		49,885

Computers-Other - 0.0%
ExOne Co.†	142	2,038

Computers-Periphery Equipment - 0.1%
Electronics for Imaging, Inc.†	668	25,818
Immersion Corp.†	407	3,830
Synaptics, Inc.†	517	39,711

		69,359

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	324	2,903

Consulting Services - 2.1%
Advisory Board Co.†	525	24,612
Civeo Corp.	1,347	3,947
Corporate Executive Board Co.	485	33,232
CRA International, Inc.†	8,103	239,282
Forrester Research, Inc.	157	5,925
Franklin Covey Co.†	8,686	156,956
FTI Consulting, Inc.†	586	23,833
Hackett Group, Inc.	360	2,729
Hill International, Inc.†	65,270	249,331
Huron Consulting Group, Inc.†	338	25,424
ICF International, Inc.†	286	10,685
Information Services Group, Inc.	61,520	247,310
Navigant Consulting, Inc.†	705	10,173
Pendrell Corp.†	2,353	3,059

		1,036,498

Consumer Products-Misc. - 0.2%
Central Garden and Pet Co., Class A†	620	5,642
CSS Industries, Inc.	133	3,618
Helen of Troy, Ltd.†	410	30,840
Tumi Holdings, Inc.†	727	16,481
WD-40 Co.	215	17,643

		74,224

Containers-Paper/Plastic - 0.3%
AEP Industries, Inc.†	58	2,907
Berry Plastics Group, Inc.†	1,290	43,628
Graphic Packaging Holding Co.†	4,690	67,911
KapStone Paper and Packaging Corp.	1,213	36,232
UFP Technologies, Inc.†	87	1,938

		152,616

Cosmetics & Toiletries - 0.0%
Elizabeth Arden, Inc.†	371	5,483
Inter Parfums, Inc.	239	6,011
Revlon, Inc., Class A†	163	5,337

		16,831

Data Processing/Management - 0.2%
Acxiom Corp.†	1,104	20,093
Amber Road, Inc.†	128	1,217
CommVault Systems, Inc.†	677	29,504
CSG Systems International, Inc.	489	11,990
Fair Isaac Corp.	461	32,892
Kofax, Ltd.†	1,064	7,331
Pegasystems, Inc.	508	9,942

		112,969

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	186	1,652
Interactive Intelligence Group, Inc.†	240	9,734
QAD, Inc., Class A	88	1,702

		13,088

Diagnostic Equipment - 0.6%
Accelerate Diagnostics, Inc.†	326	7,009
Affymetrix, Inc.†	1,044	11,526
BioTelemetry, Inc.†	22,848	225,738
Cepheid†	1,000	56,510
GenMark Diagnostics, Inc.†	597	7,689
Oxford Immunotec Global PLC†	187	2,199

		310,671

Diagnostic Kits - 0.1%
Meridian Bioscience, Inc.	596	10,311
OraSure Technologies, Inc.†	801	7,361
Quidel Corp.†	409	9,628

		27,300

Direct Marketing - 0.0%
EVINE Live, Inc.†	613	3,843
Harte-Hanks, Inc.	706	5,133

		8,976

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	193	16,131
Merit Medical Systems, Inc.†	616	9,443
Utah Medical Products, Inc.	54	3,061

		28,635

Distribution/Wholesale - 0.4%
Beacon Roofing Supply, Inc.†	707	16,749
Core-Mark Holding Co., Inc.	330	22,005
H&E Equipment Services, Inc.	449	7,876
Houston Wire & Cable Co.	255	2,823
MWI Veterinary Supply, Inc.†	184	34,899
Pool Corp.	647	40,250
Rentrak Corp.†	142	10,924
ScanSource, Inc.†	409	14,102
Speed Commerce, Inc.†	700	1,666
Titan Machinery, Inc.†	249	3,518
United Stationers, Inc.	565	22,775
Watsco, Inc.	371	40,387

		217,974

Diversified Financial Services - 0.0%
Ladder Capital Corp., Class A†	219	4,108

Diversified Manufacturing Operations - 0.4%
Actuant Corp., Class A	932	21,539
ARC Group Worldwide, Inc.†	44	338
AZZ, Inc.	367	15,484
Barnes Group, Inc.	778	26,724
Blount International, Inc.†	710	11,005
Chase Corp.	97	3,473
EnPro Industries, Inc.†	326	19,342
Fabrinet†	504	8,230
Federal Signal Corp.	902	13,774
GP Strategies Corp.†	190	6,342
Handy & Harman, Ltd.†	58	2,618
Harsco Corp.	1,158	17,092
LSB Industries, Inc.†	277	8,653
Lydall, Inc.†	244	6,722
NL Industries, Inc.†	98	687
Park-Ohio Holdings Corp.	126	6,732
Raven Industries, Inc.	523	11,213
Standex International Corp.	183	12,826
Tredegar Corp.	356	7,615

		200,409

Diversified Minerals - 0.1%
Ring Energy, Inc.†	290	2,645
United States Lime & Minerals, Inc.	28	1,936
US Silica Holdings, Inc.	771	19,429

		24,010

Diversified Operations - 0.1%
Harbinger Group, Inc.†	1,193	14,900
Horizon Pharma PLC†	934	15,346
Resource America, Inc., Class A	217	1,907
Tiptree Financial, Inc., Class A†	112	810

		32,963

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	293	7,905

Drug Delivery Systems - 0.8%
Antares Pharma, Inc.†	1,675	3,919
BioDelivery Sciences International, Inc.†	600	7,860
Catalent, Inc.†	701	19,362
Depomed, Inc.†	17,122	312,819
Heron Therapeutics, Inc.†	334	2,639
Nektar Therapeutics†	1,822	26,674
Revance Therapeutics, Inc.†	123	1,980

		375,253

E-Commerce/Products - 0.1%
1-800-flowers.com, Inc., Class A†	357	2,817
Blue Nile, Inc.†	174	5,408
Chegg, Inc.†	1,057	7,008
FTD Cos., Inc.†	272	9,316
Lands’ End, Inc.†	236	8,187
Overstock.com, Inc.†	167	3,737
Shutterfly, Inc.†	553	24,260
Stamps.com, Inc.†	204	9,296

		70,029

E-Commerce/Services - 0.1%
Angie’s List, Inc.†	626	2,873
Borderfree, Inc.†	86	525
ChannelAdvisor Corp.†	297	2,816
Coupons.com, Inc.†	173	2,477
GrubHub, Inc.†	128	4,407
Orbitz Worldwide, Inc.†	740	6,830
RetailMeNot, Inc.†	442	6,864
TrueCar, Inc.†	112	1,969
Trulia, Inc.†	530	22,621
Wayfair, Inc., Class A†	181	3,540

		54,922

E-Marketing/Info - 0.1%
comScore, Inc.†	497	20,655
Liquidity Services, Inc.†	352	2,725
Marketo, Inc.†	368	12,670
New Media Investment Group, Inc.	524	12,256
QuinStreet, Inc.†	498	2,550
ReachLocal, Inc.†	190	576
Rocket Fuel, Inc.†	263	3,369
Rubicon Project, Inc.†	114	1,679
TubeMogul, Inc.†	51	774
YuMe, Inc.†	260	1,404

		58,658

E-Services/Consulting - 0.1%
Cinedigm Corp., Class A†	1,098	1,636
Perficient, Inc.†	496	8,928
Sapient Corp.†	1,644	40,870

		51,434

Educational Software - 0.0%
2U, Inc.†	147	2,615
Rosetta Stone, Inc.†	305	2,751

		5,366

Electric Products-Misc. - 0.1%
GrafTech International, Ltd.†	1,686	6,120
Graham Corp.	145	3,000
Littelfuse, Inc.	323	31,893

		41,013

Electric-Distribution - 0.0%
EnerNOC, Inc.†	388	6,681
Spark Energy, Inc., Class A	43	661

		7,342

Electric-Generation - 0.0%
Atlantic Power Corp.	1,731	4,587

Electric-Integrated - 0.9%
ALLETE, Inc.	638	36,143
Ameresco, Inc., Class A†	285	1,662
Avista Corp.	863	32,043
Black Hills Corp.	640	32,102
Cleco Corp.	866	47,076
El Paso Electric Co.	578	23,155
Empire District Electric Co.	620	18,891
IDACORP, Inc.	722	49,031
MGE Energy, Inc.	497	22,812
NorthWestern Corp.	673	38,872
Otter Tail Corp.	523	16,171
PNM Resources, Inc.	1,143	34,862

Portland General Electric Co.	1,122	44,543
UIL Holdings Corp.	811	37,306
Unitil Corp.	199	7,435

		442,104

Electronic Components-Misc. - 0.3%
Bel Fuse, Inc., Class B	144	3,387
Benchmark Electronics, Inc.†	773	18,730
CTS Corp.	485	7,760
GSI Group, Inc.†	436	5,764
Kimball Electronics, Inc.†	369	3,756
Methode Electronics, Inc.	544	19,676
NVE Corp.	70	4,628
OSI Systems, Inc.†	286	20,014
Plexus Corp.†	487	18,452
Rogers Corp.†	260	19,204
Sanmina Corp.†	1,181	25,014
Sparton Corp.†	145	3,405
Stoneridge, Inc.†	405	5,111
Viasystems Group, Inc.†	74	1,185
Vishay Precision Group, Inc.†	183	3,045

		159,131

Electronic Components-Semiconductors - 1.9%
Alpha & Omega Semiconductor, Ltd.†	310	2,719
Ambarella, Inc.†	5,023	277,822
Amkor Technology, Inc.†	1,224	7,772
Applied Micro Circuits Corp.†	1,119	5,875
Cavium, Inc.†	758	44,578
CEVA, Inc.†	301	5,511
Diodes, Inc.†	523	13,823
DSP Group, Inc.†	318	3,495
Entropic Communications, Inc.†	1,275	3,302
Fairchild Semiconductor International, Inc.†	1,792	27,507
Inphi Corp.†	14,379	281,828
Integrated Silicon Solution, Inc.	433	6,963
Intersil Corp., Class A	1,847	26,431
InvenSense, Inc.†	1,020	15,065
IXYS Corp.	351	3,966
Kopin Corp.†	946	3,453
Lattice Semiconductor Corp.†	1,688	12,036
Microsemi Corp.†	1,362	37,945
Monolithic Power Systems, Inc.	554	26,310
OmniVision Technologies, Inc.†	805	21,767
PMC-Sierra, Inc.†	2,487	21,985
QLogic Corp.†	1,251	16,713
QuickLogic Corp.†	791	2,254
Rambus, Inc.†	1,632	18,360
Rubicon Technology, Inc.†	375	1,560
Semtech Corp.†	964	24,544
Silicon Image, Inc.†	1,124	8,160
Silicon Laboratories, Inc.†	623	27,263

		949,007

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,389	31,961

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	207	12,391
CUI Global, Inc.†	296	1,806
ESCO Technologies, Inc.	381	13,724
FARO Technologies, Inc.†	247	13,671
Itron, Inc.†	564	20,986
Mesa Laboratories, Inc.	40	3,047

		65,625

Electronic Security Devices - 0.6%
American Science & Engineering, Inc.	113	5,243
TASER International, Inc.†	10,753	290,439

		295,682

Electronics-Military - 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	173	5,624

Energy-Alternate Sources - 0.2%
Amyris, Inc.†	388	667
Clean Energy Fuels Corp.†	1,007	4,199
Enphase Energy, Inc.†	262	3,246
FuelCell Energy, Inc.†	3,360	4,032
FutureFuel Corp.	312	3,429
Green Plains, Inc.	537	12,571
Pacific Ethanol, Inc.†	343	2,947
Pattern Energy Group, Inc.	566	16,539
Plug Power, Inc.†	2,397	6,400
Renewable Energy Group, Inc.†	495	4,326
REX American Resources Corp.†	90	4,996
Solazyme, Inc.†	1,090	2,409
TerraForm Power, Inc., Class A	331	10,771
Vivint Solar, Inc.†	296	2,350

		78,882

Engineering/R&D Services - 0.1%
Argan, Inc.	180	5,474
EMCOR Group, Inc.	965	38,947
Exponent, Inc.	188	15,066
Mistras Group, Inc.†	235	4,724
VSE Corp.	60	4,342

		68,553

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	670	12,335
Power Solutions International, Inc.†	64	2,830

		15,165

Enterprise Software/Service - 2.3%
Actua Corp.†	590	9,499
Advent Software, Inc.	738	30,885
American Software, Inc., Class A	25,703	213,078
Benefitfocus, Inc.†	70	1,693
Digital River, Inc.†	468	11,948
E2open, Inc.†	333	1,961
Guidewire Software, Inc.†	975	48,848
ManTech International Corp., Class A	344	11,190
MedAssets, Inc.†	875	16,196
MicroStrategy, Inc., Class A†	130	21,008
MobileIron, Inc.†	177	1,552
Model N, Inc.†	276	2,953
Omnicell, Inc.†	525	16,711
OPOWER, Inc.†	111	1,267

Proofpoint, Inc.†	531	26,550
PROS Holdings, Inc.†	11,087	269,303
Qlik Technologies, Inc.†	1,286	36,522
Rally Software Development Corp.†	357	4,223
Sapiens International Corp. NV†	352	2,260
SciQuest, Inc.†	394	5,603
SPS Commerce, Inc.†	4,282	253,923
SYNNEX Corp.	409	30,344
Tyler Technologies, Inc.†	474	50,282
Ultimate Software Group, Inc.†	407	60,240

		1,128,039

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,289	4,524
Take-Two Interactive Software, Inc.†	1,197	35,575

		40,099

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	932	21,464

Environmental Monitoring & Detection - 0.0%
MSA Safety, Inc.	424	18,512

Female Health Care Products - 0.0%
Female Health Co.	312	1,182

Filtration/Separation Products - 0.2%
CLARCOR, Inc.	723	45,209
Polypore International, Inc.†	647	28,934

		74,143

Finance-Auto Loans - 0.0%
Consumer Portfolio Services, Inc.†	301	1,686
Credit Acceptance Corp.†	92	14,503
Nicholas Financial, Inc.†	148	2,106

		18,295

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	378	5,179
NewStar Financial, Inc.†	383	4,048

		9,227

Finance-Consumer Loans - 0.2%
Encore Capital Group, Inc.†	369	13,734
Enova International, Inc.†	369	7,103
Nelnet, Inc., Class A	299	13,078
PRA Group, Inc.†	718	35,556
Regional Management Corp.†	153	2,223
Springleaf Holdings, Inc.†	352	11,123
World Acceptance Corp.†	113	8,300

		91,117

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	755	25,187

Finance-Investment Banker/Broker - 0.3%
Cowen Group, Inc., Class A†	1,655	6,885
Diamond Hill Investment Group, Inc.	41	5,332
Evercore Partners, Inc., Class A	474	22,690
FBR & Co.†	115	2,578
FXCM, Inc., Class A	654	1,439
Gain Capital Holdings, Inc.	332	2,706
GFI Group, Inc.	1,097	6,154
Greenhill & Co., Inc.	406	14,973
INTL. FCStone, Inc.†	221	4,261
Investment Technology Group, Inc.†	516	10,707
KCG Holdings, Inc., Class A†	647	7,913
Ladenburg Thalmann Financial Services, Inc.†	1,432	5,456
Moelis & Co.	106	3,286
Oppenheimer Holdings, Inc., Class A	146	2,884
Piper Jaffray Cos.†	234	11,946
RCS Capital Corp., Class A	136	1,282
Stifel Financial Corp.†	939	44,274

		154,766

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	927	18,596
Marlin Business Services Corp.	120	1,926

		20,522

Finance-Mortgage Loan/Banker - 0.1%
Arlington Asset Investment Corp., Class A	320	8,489
Ellie Mae, Inc.†	403	17,829
Federal Agricultural Mtg. Corp., Class C	149	4,105
Home Loan Servicing Solutions, Ltd.	1,019	12,289
PennyMac Financial Services, Inc., Class A†	192	3,460
Stonegate Mtg. Corp.†	205	2,062
Walter Investment Management Corp.†	540	8,138

		56,372

Finance-Other Services - 0.2%
BGC Partners, Inc., Class A	2,500	19,575
Higher One Holdings, Inc.†	487	1,612
JG Wentworth Co.†	169	1,610
MarketAxess Holdings, Inc.	541	41,100
WageWorks, Inc.†	504	27,740

		91,637

Financial Guarantee Insurance - 0.2%
MGIC Investment Corp.†	4,856	41,373
NMI Holdings, Inc., Class A†	725	5,583
Radian Group, Inc.	2,740	43,182

		90,138

Firearms & Ammunition - 0.0%
Smith & Wesson Holding Corp.†	788	9,693
Sturm Ruger & Co., Inc.	278	11,231

		20,924

Food-Canned - 0.1%
Seneca Foods Corp., Class A†	117	3,028
TreeHouse Foods, Inc.†	603	54,692

		57,720

Food-Confectionery - 0.0%
Tootsie Roll Industries, Inc.	270	8,421

Food-Dairy Products - 0.1%
Dean Foods Co.	1,341	24,299
Lifeway Foods, Inc.†	67	1,226

		25,525

Food-Flour & Grain - 0.1%
Post Holdings, Inc.†	631	29,815
Seaboard Corp.†	4	15,300

		45,115

Food-Meat Products - 0.1%
Darling Ingredients, Inc.†	2,361	40,090

Food-Misc./Diversified - 0.6%
B&G Foods, Inc.	770	22,977
Boulder Brands, Inc.†	874	8,766
Cal-Maine Foods, Inc.	445	15,597
Diamond Foods, Inc.†	312	7,669
Inventure Foods, Inc.†	18,980	193,027
J&J Snack Foods Corp.	214	20,998
John B. Sanfilippo & Son, Inc.	119	4,340
Lancaster Colony Corp.	265	23,831
Senomyx, Inc.†	610	3,221
Snyder’s-Lance, Inc.	683	19,868

		320,294

Food-Retail - 0.2%
Fairway Group Holdings Corp.†	266	1,213
Fresh Market, Inc.†	614	23,400
Ingles Markets, Inc., Class A	190	8,103
Smart & Final Stores, Inc.†	193	2,895
SUPERVALU, Inc.†	2,908	28,324
Village Super Market, Inc., Class A	97	2,810
Weis Markets, Inc.	158	7,241

		73,986

Food-Wholesale/Distribution - 0.6%
Calavo Growers, Inc.	5,377	215,672
Chefs’ Warehouse, Inc.†	258	5,519
Fresh Del Monte Produce, Inc.	518	17,420
SpartanNash Co.	541	13,936
United Natural Foods, Inc.†	712	55,023

		307,570

Footwear & Related Apparel - 0.3%
Crocs, Inc.†	1,184	12,551
Iconix Brand Group, Inc.†	690	22,936
Skechers U.S.A., Inc., Class A†	561	33,856
Steven Madden, Ltd.†	836	28,708
Weyco Group, Inc.	95	2,567
Wolverine World Wide, Inc.	1,455	40,958

		141,576

Forestry - 0.0%
Deltic Timber Corp.	159	9,937

Funeral Services & Related Items - 0.8%
Carriage Services, Inc.	17,090	372,562
Matthews International Corp., Class A	428	19,829

		392,391

Gambling (Non-Hotel) - 0.1%
Isle of Capri Casinos, Inc.†	311	3,185
Pinnacle Entertainment, Inc.†	855	18,083

		21,268

Gas-Distribution - 0.6%
Chesapeake Utilities Corp.	209	10,191
Laclede Group, Inc.	619	33,277
New Jersey Resources Corp.	604	38,584
Northwest Natural Gas Co.	389	19,415
ONE Gas, Inc.	746	32,966
Piedmont Natural Gas Co., Inc.	1,118	44,597
South Jersey Industries, Inc.	473	27,552
Southwest Gas Corp.	667	40,994
WGL Holdings, Inc.	745	42,092

		289,668

Gold Mining - 0.0%
Allied Nevada Gold Corp.†	1,810	1,864
Gold Resource Corp.	540	1,890

		3,754

Golf - 0.0%
Callaway Golf Co.	1,112	9,074

Hazardous Waste Disposal - 0.4%
Heritage-Crystal Clean, Inc.†	153	1,951
Sharps Compliance Corp.†	41,857	189,612
US Ecology, Inc.	309	12,811

		204,374

Health Care Cost Containment - 0.1%
CorVel Corp.†	159	5,237
ExamWorks Group, Inc.†	498	18,406
HealthEquity, Inc.†	150	3,116

		26,759

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	120	1,475
Unilife Corp.†	1,569	6,229

		7,704

Heart Monitors - 0.0%
HeartWare International, Inc.†	244	20,381

Home Furnishings - 0.6%
American Woodmark Corp.†	177	7,280
Bassett Furniture Industries, Inc.	9,116	202,558
Ethan Allen Interiors, Inc.	362	9,854
Flexsteel Industries, Inc.	70	2,086
Kimball International, Inc., Class B	492	4,266
La-Z-Boy, Inc.	751	20,044
Norcraft Cos., Inc.†	107	2,206
Select Comfort Corp.†	779	23,245

		271,539

Hotels/Motels - 0.1%
Belmond, Ltd., Class A†	1,386	15,232
Diamond Resorts International, Inc.†	507	14,389
Intrawest Resorts Holdings, Inc.†	193	1,949
La Quinta Holdings, Inc.†	635	12,910
Marcus Corp.	258	4,866
Morgans Hotel Group Co.†	419	3,004

		52,350

Housewares - 0.0%
Libbey, Inc.	308	10,075
Lifetime Brands, Inc.	149	2,351
NACCO Industries, Inc., Class A	65	3,578

		16,004

Human Resources - 1.7%
AMN Healthcare Services, Inc.†	15,357	289,019
Barrett Business Services, Inc.	103	3,157
CDI Corp.	202	3,432
Corporate Resource Services, Inc.†	252	154
Cross Country Healthcare, Inc.†	23,946	244,968
Edgewater Technology, Inc.†	21,346	150,489
Heidrick & Struggles International, Inc.	261	5,784
Insperity, Inc.	325	13,630
Kelly Services, Inc., Class A	392	6,625
Kforce, Inc.	356	8,330
Korn/Ferry International†	713	20,320
Monster Worldwide, Inc.†	1,306	5,394
On Assignment, Inc.†	779	27,366
Paylocity Holding Corp.†	120	2,827
Resources Connection, Inc.	556	9,285
Team Health Holdings, Inc.†	1,008	52,114
TriNet Group, Inc.†	226	7,496
TrueBlue, Inc.†	593	13,082

		863,472

Identification Systems - 0.1%
Brady Corp., Class A	688	18,005
Checkpoint Systems, Inc.†	598	7,750
Imprivata Inc†	85	1,142

		26,897

Independent Power Producers - 0.2%
Abengoa Yield plc	410	13,497
Dynegy, Inc.†	1,763	48,165
NRG Yield, Inc., Class A	341	18,032
Ormat Technologies, Inc.	254	6,795

		86,489

Industrial Audio & Video Products - 0.0%
Turtle Beach Corp.†	101	224

Industrial Automated/Robotic - 0.1%
Cognex Corp.†	1,246	45,791
Hurco Cos., Inc.	93	3,262

		49,053

Instruments-Controls - 0.1%
Control4 Corp.†	164	2,489
Watts Water Technologies, Inc., Class A	409	23,980
Woodward, Inc.	951	42,424

		68,893

Instruments-Scientific - 0.1%
FEI Co.	606	49,825
Fluidigm Corp.†	403	15,528

		65,353

Insurance Brokers - 0.0%
Crawford & Co., Class B	401	3,750
eHealth, Inc.†	255	2,611

		6,361

Insurance-Life/Health - 0.3%
American Equity Investment Life Holding Co.	1,066	27,194
CNO Financial Group, Inc.	2,942	45,660
FBL Financial Group, Inc., Class A	139	7,254
Fidelity & Guaranty Life	161	3,479
Independence Holding Co.	110	1,398
Kansas City Life Insurance Co.	54	2,455
National Western Life Insurance Co., Class A	32	7,629
Phoenix Cos., Inc.†	82	5,086
Primerica, Inc.	784	38,918
Symetra Financial Corp.	1,081	21,955
Trupanion, Inc.†	120	852

		161,880

Insurance-Multi-line - 0.1%
Citizens, Inc.†	631	4,556
Horace Mann Educators Corp.	584	17,795
Kemper Corp.	667	23,285
United Fire Group, Inc.	296	8,270

		53,906

Insurance-Property/Casualty - 2.6%
Ambac Financial Group, Inc.†	646	15,795
AMERISAFE, Inc.	268	10,908
AmTrust Financial Services, Inc.	431	21,817
Atlas Financial Holdings, Inc.†	17,065	284,985
Baldwin & Lyons, Inc., Class B	133	3,072
Donegal Group, Inc., Class A	117	1,871
EMC Insurance Group, Inc.	72	2,323
Employers Holdings, Inc.	450	9,360
Enstar Group, Ltd.†	122	16,466
Federated National Holding Co.	12,888	375,170
First American Financial Corp.	1,533	52,153
Global Indemnity PLC†	117	3,070
Hallmark Financial Services, Inc.†	203	2,241
HCI Group, Inc.	129	5,961
Heritage Insurance Holdings, Inc.†	99	1,882
Hilltop Holdings, Inc.†	1,076	19,529
Infinity Property & Casualty Corp.	165	11,595
Meadowbrook Insurance Group, Inc.	719	5,968
National General Holdings Corp.	509	9,147
National Interstate Corp.	102	2,628
Navigators Group, Inc.†	150	11,133
OneBeacon Insurance Group, Ltd., Class A	325	5,138
RLI Corp.	617	28,943
Safety Insurance Group, Inc.	186	11,523
Selective Insurance Group, Inc.	807	20,837
State Auto Financial Corp.	217	4,774
Stewart Information Services Corp.	308	11,026
Third Point Reinsurance, Ltd.†	815	10,782
United Insurance Holdings Corp.	239	5,839
Universal Insurance Holdings, Inc.	13,717	318,646

		1,284,582

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	375	20,059
Essent Group, Ltd.†	639	14,946
Greenlight Capital Re, Ltd., Class A†	406	12,752
Maiden Holdings, Ltd.	717	8,963
Montpelier Re Holdings, Ltd.†	525	18,443
Platinum Underwriters Holdings, Ltd.	356	26,284
State National Cos., Inc.	375	3,645

		105,092

Internet Application Software - 0.6%
Bazaarvoice, Inc.†	717	5,958
Brightcove, Inc.†	460	3,294
eGain Corp.†	13,170	66,113
Intralinks Holdings, Inc.†	563	6,002
Lionbridge Technologies, Inc.†	43,217	215,221
RealNetworks, Inc.†	329	2,313
Textura Corp.†	267	6,659
VirnetX Holding Corp.†	610	3,318
Yodlee, Inc.†	101	931
Zendesk, Inc.†	163	3,943

		313,752

Internet Connectivity Services - 0.7%
Boingo Wireless, Inc.†	333	2,814
Cogent Communications Holdings, Inc.	668	24,756
Internap Corp.†	779	6,559
PC-Tel, Inc.	34,230	287,190

		321,319

Internet Content-Entertainment - 0.1%
Global Eagle Entertainment, Inc.†	580	8,929
Limelight Networks, Inc.†	865	2,301
Shutterstock, Inc.†	218	12,271

		23,501

Internet Content-Information/News - 0.8%
Bankrate, Inc.†	962	12,006
Dice Holdings, Inc.†	556	4,598
HealthStream, Inc.†	304	8,591
Reis, Inc.	14,161	318,623
Travelzoo, Inc.†	106	909
WebMD Health Corp.†	556	21,545
XO Group, Inc.†	386	6,346

		372,618

Internet Incubators - 0.0%
ModusLink Global Solutions, Inc.†	530	1,913
Safeguard Scientifics, Inc.†	296	5,426

		7,339

Internet Infrastructure Software - 0.0%
Unwired Planet, Inc.†	1,406	1,388

Internet Security - 0.4%
VASCO Data Security International, Inc.†	9,802	210,743
Zix Corp.†	850	3,009

		213,752

Internet Telephone - 0.1%
j2 Global, Inc.	682	39,174
magicJack VocalTec, Ltd.†	256	1,777
RingCentral, Inc.†	402	5,427
TeleCommunication Systems, Inc., Class A†	691	1,955

		48,333

Investment Companies - 0.0%
Acacia Research Corp.	718	8,989
Caesars Acquisition Co., Class A†	656	5,137

		14,126

Investment Management/Advisor Services - 0.8%
Altisource Asset Management Corp.†	20	3,200
Altisource Portfolio Solutions SA†	191	3,873
Ashford, Inc.†	12	1,740
Calamos Asset Management, Inc., Class A	245	3,075
CIFC Corp.	86	746
Cohen & Steers, Inc.	278	11,698
Financial Engines, Inc.	738	26,494
GAMCO Investors, Inc., Class A	92	7,512
Janus Capital Group, Inc.	2,145	37,623
Manning & Napier, Inc.	196	2,099
Medley Management, Inc.	86	849
OM Asset Management PLC†	348	5,276
Pzena Investment Management, Inc., Class A	163	1,325
Silvercrest Asset Management Group, Inc., Class A	16,721	235,766
Virtus Investment Partners, Inc.	101	13,699
Westwood Holdings Group, Inc.	105	6,194
WisdomTree Investments, Inc.	1,544	26,896

		388,065

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	212	1,895
Coherent, Inc.†	358	22,153
Electro Scientific Industries, Inc.	351	2,201
II-VI, Inc.†	754	12,961
Newport Corp.†	572	10,594
Rofin-Sinar Technologies, Inc.†	402	10,822

		60,626

Leisure Products - 0.5%
Escalade, Inc.	14,732	224,516
Johnson Outdoors, Inc., Class A	72	2,160
Marine Products Corp.	152	1,099

		227,775

Lighting Products & Systems - 0.0%
Revolution Lighting Technologies, Inc.†	515	587
TCP International Holdings Ltd†	102	646
Universal Display Corp.†	582	18,542

		19,775

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	286	20,049
UniFirst Corp.	212	24,619

		44,668

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	271	9,637
Hyster-Yale Materials Handling, Inc.	147	9,209

		18,846

Machinery-Electrical - 0.1%
Franklin Electric Co., Inc.	684	23,400

Machinery-Farming - 0.0%
Alamo Group, Inc.	95	4,280
Lindsay Corp.	175	15,123

		19,403

Machinery-General Industrial - 0.2%
Albany International Corp., Class A	404	13,789
Altra Industrial Motion Corp.	388	9,913
Applied Industrial Technologies, Inc.	599	24,218
Chart Industries, Inc.†	437	12,454
DXP Enterprises, Inc.†	186	7,630
Intevac, Inc.†	343	2,230
Kadant, Inc.	160	6,358
Manitex International, Inc.†	198	2,166
Tennant Co.	264	17,215
Twin Disc, Inc.	119	1,916
Xerium Technologies, Inc.†	156	2,401

		100,290

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	285	7,139

Machinery-Pumps - 0.0%
Gorman-Rupp Co.	270	7,698

Machinery-Thermal Process - 0.0%
Global Power Equipment Group, Inc.	246	3,033

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	858	6,667

Medical Imaging Systems - 0.0%
Analogic Corp.	178	14,512

Medical Information Systems - 0.1%
Computer Programs & Systems, Inc.	160	7,882
Everyday Health, Inc.†	109	1,513
Medidata Solutions, Inc.†	776	33,360
Merge Healthcare, Inc.†	1,014	3,752
Quality Systems, Inc.	715	11,647

		58,154

Medical Instruments - 2.3%
Abaxis, Inc.	322	19,796
AngioDynamics, Inc.†	21,537	414,479
AtriCure, Inc.†	16,993	337,141
Cardiovascular Systems, Inc.†	4,027	137,280
CONMED Corp.	390	18,580
CryoLife, Inc.	403	4,538
DexCom, Inc.†	1,075	64,263
Endologix, Inc.†	918	12,788
Genomic Health, Inc.†	239	7,715
Integra LifeSciences Holdings Corp.†	358	19,948
Natus Medical, Inc.†	461	17,334
Navidea Biopharmaceuticals, Inc.†	2,162	3,481
NuVasive, Inc.†	669	30,988
Spectranetics Corp.†	597	19,528
SurModics, Inc.†	184	4,217
Symmetry Surgical, Inc.†	134	965
Thoratec Corp.†	815	29,250
TransEnterix, Inc.†	411	1,221
Vascular Solutions, Inc.†	246	6,706
Volcano Corp.†	735	13,208

		1,163,426

Medical Labs & Testing Services - 0.5%
Bio-Reference Laboratories, Inc.†	352	11,802
NeoStem, Inc.†	357	1,264
Psychemedics Corp.	16,581	248,052
Roka Bioscience, Inc.†	72	290
T2 Biosystems, Inc.†	86	1,860

		263,268

Medical Laser Systems - 0.0%
Cynosure, Inc., Class A†	320	9,670
PhotoMedex, Inc.†	187	352

		10,022

Medical Products - 2.0%
ABIOMED, Inc.†	573	29,647
Accuray, Inc.†	1,101	8,114
Atrion Corp.	22	7,370
Cantel Medical Corp.	485	19,676
Cerus Corp.†	1,123	5,997
Cyberonics, Inc.†	385	21,394
Exactech, Inc.†	140	2,911
Globus Medical, Inc., Class A†	944	22,259
Greatbatch, Inc.†	357	17,336
Haemonetics Corp.†	747	29,581
Hanger, Inc.†	505	10,898
Intersect ENT, Inc.†	84	1,770
Invacare Corp.	461	6,754
K2M Group Holdings, Inc.†	127	2,400
LDR Holding Corp.†	9,308	311,539
Luminex Corp.†	538	9,496
MiMedx Group, Inc.†	1,336	10,895
NanoString Technologies, Inc.†	144	1,809
NxStage Medical, Inc.†	881	15,761
Orthofix International NV†	264	8,052
Rockwell Medical, Inc.†	673	7,262
Sientra, Inc.†	82	1,233
Tornier NV†	510	12,327
TriVascular Technologies, Inc.†	107	1,046
West Pharmaceutical Services, Inc.	1,014	50,000
Wright Medical Group, Inc.†	716	17,478
Zeltiq Aesthetics, Inc.†	10,557	340,041

		973,046

Medical Sterilization Products - 0.1%
STERIS Corp.	848	55,307

Medical-Biomedical/Gene - 6.3%
Acceleron Pharma, Inc.†	236	9,315
Achillion Pharmaceuticals, Inc.†	1,389	20,627
Acorda Therapeutics, Inc.†	597	24,805
Aegerion Pharmaceuticals, Inc.†	423	9,822
Agenus, Inc.†	893	4,492
Alder Biopharmaceuticals, Inc.†	115	3,114
AMAG Pharmaceuticals, Inc.†	5,754	254,269

ANI Pharmaceuticals, Inc.†	4,829	270,279
Applied Genetic Technologies Corp.†	81	2,023
Ardelyx, Inc.†	71	1,918
Arena Pharmaceuticals, Inc.†	3,151	13,581
ARIAD Pharmaceuticals, Inc.†	2,365	15,254
Atara Biotherapeutics, Inc.†	82	1,998
Avalanche Biotechnologies, Inc.†	99	3,928
BioCryst Pharmaceuticals, Inc.†	1,005	10,231
BioTime, Inc.†	747	3,048
Bluebird Bio, Inc.†	3,952	367,180
Cambrex Corp.†	11,219	251,642
Celldex Therapeutics, Inc.†	1,282	27,460
Cellular Dynamics International, Inc.†	139	705
Coherus Biosciences, Inc.†	98	2,199
CTI BioPharma Corp.†	2,151	4,732
Cytokinetics, Inc.†	496	3,517
CytRx Corp.†	800	2,056
Dermira, Inc.†	112	1,887
Dynavax Technologies Corp.†	377	6,447
Eleven Biotherapeutics, Inc.†	66	766
Emergent Biosolutions, Inc.†	9,639	270,181
Endocyte, Inc.†	532	2,756
Enzo Biochem, Inc.†	515	1,622
Epizyme, Inc.†	184	3,522
Exact Sciences Corp.†	1,188	32,325
Exelixis, Inc.†	2,793	5,223
Five Prime Therapeutics, Inc.†	247	6,499
Foundation Medicine, Inc.†	200	9,532
Galena Biopharma, Inc.†	1,693	2,760
Genocea Biosciences, Inc.†	56	480
Geron Corp.†	2,251	7,158
Halozyme Therapeutics, Inc.†	1,483	21,177
Harvard Bioscience, Inc.†	50,280	261,959
Idera Pharmaceuticals, Inc.†	864	3,905
ImmunoGen, Inc.†	1,231	9,393
Immunomedics, Inc.†	1,186	6,345
Inovio Pharmaceuticals, Inc.†	863	7,197
Insmed, Inc.†	710	10,977
Intrexon Corp.†	511	14,671
Isis Pharmaceuticals, Inc.†	1,687	115,576
Karyopharm Therapeutics, Inc.†	195	5,173
Kite Pharma, Inc.†	135	9,065
KYTHERA Biopharmaceuticals, Inc.†	250	9,300
Lexicon Pharmaceuticals, Inc.†	3,595	3,271
Ligand Pharmaceuticals, Inc.†	282	16,051
Loxo Oncology, Inc.†	52	665
MacroGenics, Inc.†	287	9,075
Medicines Co.†	933	26,749
Merrimack Pharmaceuticals, Inc.†	1,408	13,277
Momenta Pharmaceuticals, Inc.†	689	7,421
Neuralstem, Inc.†	986	3,057
NewLink Genetics Corp.†	3,634	132,968
Novavax, Inc.†	3,415	26,671
NPS Pharmaceuticals, Inc.†	1,525	69,936
Omeros Corp.†	487	10,831
OncoMed Pharmaceuticals, Inc.†	181	4,138
Oncothyreon, Inc.†	1,158	1,830
Organovo Holdings, Inc.†	897	5,768
OvaScience, Inc.†	221	9,605
Pacific Biosciences of California, Inc.†	825	6,633
PDL BioPharma, Inc.	2,304	16,796
Peregrine Pharmaceuticals, Inc.†	2,532	3,241
Prothena Corp. PLC†	382	8,645
PTC Therapeutics, Inc.†	3,551	194,985
Puma Biotechnology, Inc.†	333	70,290
Regado Biosciences, Inc.†	222	273
Repligen Corp.†	460	11,173
Retrophin, Inc.†	305	3,916
Rigel Pharmaceuticals, Inc.†	1,256	2,600
RTI Surgical, Inc.†	812	3,621
Sage Therapeutics, Inc.†	82	3,312
Sangamo BioSciences, Inc.†	17,535	224,273
Second Sight Medical Products, Inc.†	58	509
Sequenom, Inc.†	1,670	6,146
Spectrum Pharmaceuticals, Inc.†	941	6,587
Stemline Therapeutics, Inc.†	166	2,570
Sunesis Pharmaceuticals, Inc.†	710	1,676
Synageva BioPharma Corp.†	307	35,373
Theravance Biopharma, Inc.†	338	5,489
Theravance, Inc.	1,181	13,310
Ultragenyx Pharmaceutical, Inc.†	101	5,868
Veracyte, Inc.†	93	753
Verastem, Inc.†	300	2,190
Versartis, Inc.†	99	1,755
XOMA Corp.†	1,300	4,628
ZIOPHARM Oncology, Inc.†	1,165	10,427

		3,122,443

Medical-Drugs - 5.0%
ACADIA Pharmaceuticals, Inc.†	1,130	34,386
AcelRx Pharmaceuticals, Inc.†	356	2,385
Achaogen, Inc.†	99	1,158
Adamas Pharmaceuticals, Inc.†	42	707
Aerie Pharmaceuticals, Inc.†	151	4,222
Akorn, Inc.†	894	38,067
Alimera Sciences, Inc.†	376	2,042
Amicus Therapeutics, Inc.†	15,880	122,117
Ampio Pharmaceuticals, Inc.†	587	2,947
Anacor Pharmaceuticals, Inc.†	7,993	300,537
Array BioPharma, Inc.†	1,807	12,938
Auspex Pharmaceuticals, Inc.†	133	8,173
BioSpecifics Technologies Corp.†	52	2,046
Cempra, Inc.†	354	9,820
ChemoCentryx, Inc.†	392	3,222
Chimerix, Inc.†	5,194	208,331
Clovis Oncology, Inc.†	354	23,077
Corcept Therapeutics, Inc.†	765	2,226
Cytori Therapeutics, Inc.†	1,126	540
Dicerna Pharmaceuticals, Inc.†	51	1,087
Durata Therapeutics CVR†(1)(2)	228	0
Enanta Pharmaceuticals, Inc.†	7,098	308,337
Endo International PLC†	175	13,932
FibroGen, Inc.†	134	3,957
Furiex Pharmaceuticals CVR†(1)(2)	108	0
Galectin Therapeutics, Inc.†	258	831
Immune Design Corp.†	87	2,183
Infinity Pharmaceuticals, Inc.†	696	10,746

Insys Therapeutics, Inc.†	143	6,833
Intra-Cellular Therapies, Inc.†	245	4,758
Ironwood Pharmaceuticals, Inc.†	1,714	26,704
Keryx Biopharmaceuticals, Inc.†	1,312	15,954
Lannett Co., Inc.†	369	17,502
NanoViricides, Inc.†	615	1,599
Ohr Pharmaceutical, Inc.†	302	2,268
Ophthotech Corp.†	199	11,194
OPKO Health, Inc.†	2,827	34,291
Orexigen Therapeutics, Inc.†	1,758	9,229
Pacira Pharmaceuticals, Inc.†	512	54,963
Pain Therapeutics, Inc.†	546	1,076
Pernix Therapeutics Holdings, Inc.†	477	3,964
PharMerica Corp.†	430	9,894
POZEN, Inc.†	40,177	277,623
PRA Health Sciences, Inc.†	280	7,316
Prestige Brands Holdings, Inc.†	743	25,455
Progenics Pharmaceuticals, Inc.†	998	5,968
Radius Health Inc†	111	5,349
Raptor Pharmaceutical Corp.†	898	8,118
Receptos, Inc.†	1,484	163,492
Regulus Therapeutics, Inc.†	221	4,232
Relypsa, Inc.†	243	8,537
Repros Therapeutics, Inc.†	348	2,993
Sagent Pharmaceuticals, Inc.†	314	8,060
SciClone Pharmaceuticals, Inc.†	35,119	259,178
SCYNEXIS, Inc.†	9,003	97,052
Sucampo Pharmaceuticals, Inc., Class A†	254	3,825
Supernus Pharmaceuticals, Inc.†	27,310	232,135
Synergy Pharmaceuticals, Inc.†	1,344	3,911
Synta Pharmaceuticals Corp.†	931	2,216
TESARO, Inc.†	277	11,144
Tetraphase Pharmaceuticals, Inc.†	374	13,599
TG Therapeutics, Inc.†	394	5,611
TherapeuticsMD, Inc.†	1,546	6,277
Tokai Pharmaceuticals, Inc.†	85	1,042
Vanda Pharmaceuticals, Inc.†	569	6,333
VIVUS, Inc.†	1,290	3,380
XenoPort, Inc.†	830	6,914
Zogenix, Inc.†	1,762	2,379
ZS Pharma Inc†	98	4,403

		2,496,785

Medical-Generic Drugs - 0.1%
Amphastar Pharmaceuticals, Inc.†	133	1,613
Impax Laboratories, Inc.†	1,005	36,854

		38,467

Medical-HMO - 0.2%
Magellan Health, Inc.†	395	23,747
Molina Healthcare, Inc.†	433	22,044
Triple-S Management Corp., Class B†	357	8,597
Universal American Corp.†	606	5,472
WellCare Health Plans, Inc.†	629	45,823

		105,683

Medical-Hospitals - 0.1%
Acadia Healthcare Co., Inc.†	614	35,459
Adeptus Health, Inc., Class A†	81	2,547
Select Medical Holdings Corp.	1,130	15,278

		53,284

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	287	11,910
Genesis Healthcare, Inc.†	336	2,789
Kindred Healthcare, Inc.	1,004	18,534
National Healthcare Corp.	148	9,320

		42,553

Medical-Outpatient/Home Medical - 0.8%
Addus HomeCare Corp.†	13,564	300,850
Air Methods Corp.†	562	23,351
Almost Family, Inc.†	120	3,643
Amedisys, Inc.†	392	11,047
Amsurg Corp.†	607	33,494
Chemed Corp.	252	25,487
Civitas Solutions, Inc.†	168	3,190
Gentiva Health Services, Inc.†	452	8,778
LHC Group, Inc.†	177	5,261

		415,101

Medical-Wholesale Drug Distribution - 0.1%
Owens & Minor, Inc.	905	30,978

Metal Processors & Fabrication - 0.3%
Ampco-Pittsburgh Corp.	119	2,166
CIRCOR International, Inc.	253	12,496
Dynamic Materials Corp.	200	2,832
Global Brass & Copper Holdings, Inc.	306	4,018
Haynes International, Inc.	178	6,929
LB Foster Co., Class A	148	7,017
Mueller Industries, Inc.	813	25,520
NN, Inc.	255	5,878
RBC Bearings, Inc.	334	19,385
Rexnord Corp.†	1,078	26,680
RTI International Metals, Inc.†	440	9,812
Sun Hydraulics Corp.	319	11,561

		134,294

Metal Products-Distribution - 0.0%
A.M. Castle & Co.†	269	1,627
Olympic Steel, Inc.	131	1,796

		3,423

Metal-Aluminum - 0.1%
Century Aluminum Co.†	738	17,055
Kaiser Aluminum Corp.	259	17,952
Noranda Aluminum Holding Corp.	636	1,927

		36,934

Metal-Diversified - 0.0%
Molycorp, Inc.†	2,612	862

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	136	6,827
FreightCar America, Inc.	173	4,038
Hillenbrand, Inc.	901	28,300
John Bean Technologies Corp.	418	12,619
TriMas Corp.†	649	17,517

		69,301

Motion Pictures & Services - 0.0%
Eros International PLC†	319	5,984

MRI/Medical Diagnostic Imaging - 0.0%
Alliance HealthCare Services, Inc.†	72	1,623
RadNet, Inc.†	469	3,700
Surgical Care Affiliates, Inc.†	180	5,805

		11,128

Multimedia - 0.1%
Demand Media, Inc.†	125	506
Entravision Communications Corp., Class A	830	5,121
EW Scripps Co., Class A†	448	8,839
Journal Communications, Inc., Class A†	643	6,462
Martha Stewart Living Omnimedia, Inc., Class A†	429	1,991
Media General, Inc.†	780	11,154
Meredith Corp.	515	26,811

		60,884

Networking Products - 0.3%
Anixter International, Inc.†	390	29,390
Black Box Corp.	223	4,685
Calix, Inc.†	595	5,712
Cyan, Inc.†	394	1,146
Extreme Networks, Inc.†	1,384	4,069
Gigamon, Inc.†	347	6,388
Infinera Corp.†	1,757	28,323
Ixia†	826	8,376
LogMeIn, Inc.†	348	16,547
NETGEAR, Inc.†	496	16,750
ParkerVision, Inc.†	1,388	1,416
Polycom, Inc.†	1,982	26,361
Procera Networks, Inc.†	296	2,599

		151,762

Non-Ferrous Metals - 0.1%
Globe Specialty Metals, Inc.	916	14,125
Horsehead Holding Corp.†	727	9,771
Materion Corp.	295	9,720

		33,616

Non-Hazardous Waste Disposal - 0.0%
Casella Waste Systems, Inc., Class A†	560	2,134
Quest Resource Holding Corp.†	200	250

		2,384

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	253	4,557

Office Furnishings-Original - 0.2%
Herman Miller, Inc.	850	24,692
HNI Corp.	647	31,865
Interface, Inc.	954	14,987
Knoll, Inc.	695	14,241
Steelcase, Inc., Class A	1,186	20,020

		105,805

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,637	12,965

Oil & Gas Drilling - 0.1%
Hercules Offshore, Inc.†	2,305	1,660
North Atlantic Drilling, Ltd.	1,025	1,466
Parker Drilling Co.†	1,738	4,710
Parsley Energy, Inc., Class A†	763	12,795
Vantage Drilling Co.†	2,948	1,150

		21,781

Oil Companies-Exploration & Production - 2.0%
Abraxas Petroleum Corp.†	89,306	264,346
American Eagle Energy Corp.†	436	229
Approach Resources, Inc.†	565	3,543
Bill Barrett Corp.†	713	7,273
Bonanza Creek Energy, Inc.†	471	12,284
BPZ Resources, Inc.†	1,701	383
Callon Petroleum Co.†	793	4,322
Carrizo Oil & Gas, Inc.†	653	29,450
Clayton Williams Energy, Inc.†	84	4,696
Comstock Resources, Inc.	686	2,771
Contango Oil & Gas Co.†	250	7,518
Diamondback Energy, Inc.†	601	41,463
Eclipse Resources Corp†	435	2,697
Emerald Oil, Inc.†	817	672
Energy XXI, Ltd.	1,345	3,954
Evolution Petroleum Corp.	281	2,065
EXCO Resources, Inc.	2,178	4,334
FMSA Holdings, Inc.†	359	1,863
FX Energy, Inc.†	773	1,067
Gastar Exploration, Inc.†	1,007	2,356
Goodrich Petroleum Corp.†	499	1,257
Halcon Resources Corp.†	3,741	5,237
Harvest Natural Resources, Inc.†	604	379
Isramco, Inc.†	13	1,732
Jones Energy, Inc., Class A†	23,070	235,314
Magnum Hunter Resources Corp.†	2,851	5,531
Matador Resources Co.†	1,052	22,681
Midstates Petroleum Co., Inc.†	533	688
Miller Energy Resources, Inc.†	431	504
Northern Oil and Gas, Inc.†	876	5,501
Panhandle Oil and Gas, Inc., Class A	201	4,209
PDC Energy, Inc.†	514	23,613
Penn Virginia Corp.†	941	4,592
PetroQuest Energy, Inc.†	839	2,458
Resolute Energy Corp.†	1,118	816
Rex Energy Corp.†	690	2,443
Rosetta Resources, Inc.†	881	15,039
RSP Permian, Inc.†	335	8,978
Sanchez Energy Corp.†	731	8,143
Stone Energy Corp.†	806	11,349
Swift Energy Co.†	628	1,338
Synergy Resources Corp.†	19,915	243,560
TransAtlantic Petroleum, Ltd.†	325	1,385
Triangle Petroleum Corp.†	965	5,066
VAALCO Energy, Inc.†	715	3,961
W&T Offshore, Inc.	501	2,535
Warren Resources, Inc.†	1,056	1,109

		1,016,704

Oil Field Machinery & Equipment - 0.1%
Flotek Industries, Inc.†	772	12,483
Forum Energy Technologies, Inc.†	855	13,210

Gulf Island Fabrication, Inc.	208	3,446
Mitcham Industries, Inc.†	182	1,021
Natural Gas Services Group, Inc.†	179	3,614
Profire Energy, Inc.†	210	479
Thermon Group Holdings, Inc.†	458	9,366

		43,619

Oil Refining & Marketing - 0.1%
Adams Resources & Energy, Inc.	31	1,799
Alon USA Energy, Inc.	376	4,542
Delek US Holdings, Inc.	851	26,254
Trecora Resources†	281	3,864
Vertex Energy, Inc.†	188	654
Western Refining, Inc.	763	28,330

		65,443

Oil-Field Services - 0.4%
Basic Energy Services, Inc.†	456	2,681
Bristow Group, Inc.	511	28,468
C&J Energy Services, Inc.†	661	6,808
CARBO Ceramics, Inc.	283	9,277
Exterran Holdings, Inc.	840	22,772
Glori Energy, Inc.†	175	563
Gulfmark Offshore, Inc., Class A	386	7,616
Helix Energy Solutions Group, Inc.†	1,514	28,418
Independence Contract Drilling, Inc.†	148	715
Key Energy Services, Inc.†	1,884	3,165
Matrix Service Co.†	379	7,277
McDermott International, Inc.†	3,408	7,668
Newpark Resources, Inc.†	1,217	10,515
Nuverra Environmental Solutions, Inc.†	217	484
PHI, Inc.†	181	6,192
Pioneer Energy Services Corp.†	900	3,726
SEACOR Holdings, Inc.†	267	19,211
Tesco Corp.	498	5,099
TETRA Technologies, Inc.†	1,132	5,592
Willbros Group, Inc.†	574	3,203

		179,450

Optical Recognition Equipment - 0.0%
Digimarc Corp.	94	2,540

Optical Supplies - 0.0%
Ocular Therapeutix, Inc.†	82	2,499
STAAR Surgical Co.†	551	3,306

		5,805

Paper & Related Products - 0.6%
Clearwater Paper Corp.†	293	21,688
Neenah Paper, Inc.	238	13,656
Orchids Paper Products Co.	7,376	201,143
P.H. Glatfelter Co.	618	14,134
Resolute Forest Products, Inc.†	936	15,912
Schweitzer-Mauduit International, Inc.	437	16,982
Wausau Paper Corp.	606	6,157

		289,672

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	795	23,365
Masimo Corp.†	641	16,358

		39,723

Pharmacy Services - 0.0%
BioScrip, Inc.†	982	5,647
Diplomat Pharmacy, Inc.†	220	5,405
Liberator Medical Holdings, Inc.	452	1,446
Vitae Pharmaceuticals, Inc.†	80	1,166

		13,664

Physical Therapy/Rehabilitation Centers - 0.8%
AAC Holdings, Inc.†	82	2,093
HealthSouth Corp.	1,264	55,742
U.S. Physical Therapy, Inc.	8,265	320,599

		378,434

Physicians Practice Management - 0.0%
Healthways, Inc.†	451	9,300
IPC Healthcare, Inc.†	246	9,928

		19,228

Pipelines - 0.1%
Primoris Services Corp.	545	10,235
SemGroup Corp., Class A	611	41,139

		51,374

Platinum - 0.1%
Stillwater Mining Co.†	1,719	23,499

Pollution Control - 0.0%
Advanced Emissions Solutions, Inc.†	312	3,309
CECO Environmental Corp.	302	4,143

		7,452

Poultry - 0.1%
Sanderson Farms, Inc.	331	26,467

Power Converter/Supply Equipment - 0.1%
Advanced Energy Industries, Inc.†	590	14,160
Capstone Turbine Corp.†	4,717	2,925
Generac Holdings, Inc.†	987	43,171
Powell Industries, Inc.	133	5,188
PowerSecure International, Inc.†	321	3,018
Vicor Corp.†	236	2,542

		71,004

Precious Metals - 0.0%
Coeur Mining, Inc.†	1,485	9,355

Printing-Commercial - 0.7%
ARC Document Solutions, Inc.†	27,759	254,550
Cenveo, Inc.†	795	1,566
Cimpress NV†	478	38,503
Deluxe Corp.	718	46,620
Ennis, Inc.	375	5,002
Multi-Color Corp.	178	10,363
Quad/Graphics, Inc.	396	7,936

		364,540

Private Equity - 0.0%
Fifth Street Asset Management, Inc.†	86	1,166

Protection/Safety - 0.0%
Landauer, Inc.	137	3,832

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,564	30,780
Scholastic Corp.	381	14,013

		44,793

Publishing-Newspapers - 0.1%
AH Belo Corp., Class A	270	2,435
Daily Journal Corp.†	16	3,016
Lee Enterprises, Inc.†	769	2,269
McClatchy Co., Class A†	876	2,199
New York Times Co., Class A	1,985	24,991

		34,910

Publishing-Periodicals - 0.1%
Dex Media, Inc.†	213	1,444
Time, Inc.	1,582	39,613

		41,057

Racetracks - 0.1%
Churchill Downs, Inc.	193	18,333
Empire Resorts, Inc.†	216	1,274
International Speedway Corp., Class A	399	11,607
Penn National Gaming, Inc.†	1,128	16,886
Speedway Motorsports, Inc.	167	3,723

		51,823

Radio - 0.0%
Cumulus Media, Inc., Class A†	2,073	7,214
Entercom Communications Corp., Class A†	354	4,096
Radio One, Inc., Class D†	332	624
Saga Communications, Inc., Class A	52	2,115
Salem Communications Corp., Class A	156	1,087
Townsquare Media, Inc.†	128	1,554

		16,690

Real Estate Investment Trusts - 5.2%
Acadia Realty Trust	921	33,331
AG Mtg. Investment Trust, Inc.	407	7,485
Agree Realty Corp.	252	8,729
Alexander’s, Inc.	30	13,915
American Assets Trust, Inc.	514	22,811
American Capital Mortgage Investment Corp.	734	13,682
American Residential Properties, Inc.†	462	8,090
AmREIT, Inc.	282	7,496
Anworth Mtg. Asset Corp.	1,625	8,434
Apollo Commercial Real Estate Finance, Inc.	662	10,943
Apollo Residential Mortgage, Inc.	460	7,199
Ares Commercial Real Estate Corp.	410	4,932
Armada Hoffler Properties, Inc.	359	3,831
ARMOUR Residential REIT, Inc.	5,123	16,957
Ashford Hospitality Prime, Inc.	364	6,246
Ashford Hospitality Trust, Inc.	1,005	10,573
Associated Estates Realty Corp.	826	20,576
Aviv REIT, Inc.	282	11,091
Campus Crest Communities, Inc.	928	6,394
Capstead Mtg. Corp.	1,374	16,515
CareTrust REIT, Inc.	287	3,869
CatchMark Timber Trust, Inc., Class A	273	3,142
Cedar Realty Trust, Inc.	1,137	9,051
Chambers Street Properties	3,400	28,730
Chatham Lodging Trust	488	15,191
Chesapeake Lodging Trust	787	28,899
Colony Financial, Inc.	1,540	38,577
CorEnergy Infrastructure Trust, Inc.	669	4,382
CoreSite Realty Corp.	301	13,187
Cousins Properties, Inc.	3,157	34,853
CubeSmart	2,325	57,288
CyrusOne, Inc.	472	13,240
CYS Investments, Inc.	2,325	20,553
DCT Industrial Trust, Inc.	1,180	44,557
DiamondRock Hospitality Co.	2,807	40,786
DuPont Fabros Technology, Inc.	915	34,093
Dynex Capital, Inc.	785	6,570
EastGroup Properties, Inc.	449	29,023
Education Realty Trust, Inc.	667	23,078
Empire State Realty Trust, Inc., Class A	1,314	23,915
EPR Properties	820	53,349
Equity One, Inc.	881	23,998
Excel Trust, Inc.	877	12,313
FelCor Lodging Trust, Inc.	1,782	17,838
First Industrial Realty Trust, Inc.	1,580	34,333
First Potomac Realty Trust	843	10,790
Franklin Street Properties Corp.	1,291	16,628
Geo Group, Inc.	1,041	45,304
Getty Realty Corp.	367	6,800
Gladstone Commercial Corp.	272	4,733
Government Properties Income Trust	979	22,321
Gramercy Property Trust, Inc.	2,679	18,539
Hatteras Financial Corp.	1,385	25,179
Healthcare Realty Trust, Inc.	1,378	41,464
Hersha Hospitality Trust	2,878	19,225
Highwoods Properties, Inc.	1,293	60,771
Hudson Pacific Properties, Inc.	788	25,492
Inland Real Estate Corp.	1,252	14,248
Invesco Mtg. Capital, Inc.	1,766	27,090
Investors Real Estate Trust	1,607	13,258
iStar Financial, Inc.†	1,217	15,870
Kite Realty Group Trust	472	14,424
LaSalle Hotel Properties	1,602	64,817
Lexington Realty Trust	2,950	33,659
LTC Properties, Inc.	499	23,413
Mack-Cali Realty Corp.	1,272	24,817
Medical Properties Trust, Inc.	2,474	38,025
Monmouth Real Estate Investment Corp.	802	9,472
National Health Investors, Inc.	538	40,221
New Residential Investment Corp.	2,023	25,793
New York Mortgage Trust, Inc.	1,508	11,672
New York REIT, Inc.	2,327	24,271
One Liberty Properties, Inc.	176	4,314
Owens Realty Mortgage, Inc.	154	2,102
Parkway Properties, Inc.	1,129	20,661
Pebblebrook Hotel Trust	1,025	47,601
Pennsylvania Real Estate Investment Trust	986	23,595
PennyMac Mortgage Investment Trust	1,061	23,883
Physicians Realty Trust	680	11,995
Potlatch Corp.	582	23,198

PS Business Parks, Inc.	279	23,467
QTS Realty Trust, Inc., Class A	7,692	292,373
RAIT Financial Trust	1,181	8,326
Ramco-Gershenson Properties Trust	1,108	21,684
Redwood Trust, Inc.	1,190	23,717
Resource Capital Corp.	1,853	8,950
Retail Opportunity Investments Corp.	1,295	22,883
Rexford Industrial Realty, Inc.	659	10,557
RLJ Lodging Trust	1,878	63,983
Rouse Properties, Inc.	533	9,908
Ryman Hospitality Properties, Inc.	623	34,203
Sabra Health Care REIT, Inc.	777	25,408
Saul Centers, Inc.	140	7,993
Select Income REIT	528	13,131
Silver Bay Realty Trust Corp.	552	8,600
Sovran Self Storage, Inc.	473	44,817
STAG Industrial, Inc.	813	21,301
Starwood Waypoint Residential Trust	561	13,599
STORE Capital Corp.	454	10,424
Strategic Hotels & Resorts, Inc.†	3,836	51,479
Summit Hotel Properties, Inc.	1,227	15,730
Sun Communities, Inc.	689	46,666
Sunstone Hotel Investors, Inc.	2,973	50,690
Terreno Realty Corp.	615	14,022
Trade Street Residential, Inc.	266	2,117
UMH Properties, Inc.	297	2,860
Universal Health Realty Income Trust	174	9,349
Urstadt Biddle Properties, Inc., Class A	385	9,047
Ventas, Inc.	0	1
Washington Real Estate Investment Trust	956	27,447
Western Asset Mortgage Capital Corp.	598	8,073
Whitestone REIT	322	5,052

		2,597,547

Real Estate Management/Services - 0.1%
Altisource Residential Corp.	819	14,750
HFF, Inc., Class A	471	16,000
Kennedy-Wilson Holdings, Inc.	1,030	27,388
Marcus & Millichap, Inc.†	115	3,942
RE/MAX Holdings, Inc., Class A	153	5,092

		67,172

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	699	26,744
BBX Capital Corp., Class A†	114	1,612
Capital Senior Living Corp.†	416	9,930
Consolidated-Tomoka Land Co.	61	3,328
Forestar Group, Inc.†	501	6,648
FRP Holdings, Inc.†	96	3,475
St. Joe Co.†	907	14,657

		66,394

Recreational Centers - 0.1%
ClubCorp Holdings, Inc.	314	5,341
Life Time Fitness, Inc.†	586	32,037
Steiner Leisure, Ltd.†	195	8,506

		45,884

Recreational Vehicles - 0.8%
Arctic Cat, Inc.	185	6,220
Brunswick Corp.	1,330	72,192
Malibu Boats, Inc., Class A†	14,450	315,299

		393,711

Rental Auto/Equipment - 0.1%
Electro Rent Corp.	235	3,029
McGrath RentCorp	371	11,271
Neff Corp.†	150	1,389
Rent-A-Center, Inc.	757	25,950

		41,639

Research & Development - 0.1%
Albany Molecular Research, Inc.†	338	5,520
Arrowhead Research Corp.†	784	4,947
INC Research Holdings, Inc.†	134	3,122
PAREXEL International Corp.†	816	49,743

		63,332

Resorts/Theme Parks - 0.2%
Marriott Vacations Worldwide Corp.	385	29,453
Vail Resorts, Inc.	519	45,547

		75,000

Respiratory Products - 0.5%
Inogen, Inc.†	8,283	253,460

Retail-Apparel/Shoe - 0.6%
Aeropostale, Inc.†	1,128	2,752
American Eagle Outfitters, Inc.	2,789	39,158
ANN, Inc.†	672	22,243
bebe stores, Inc.	450	1,611
Boot Barn Holdings, Inc.†	83	1,675
Brown Shoe Co., Inc.	626	17,772
Buckle, Inc.	405	20,570
Burlington Stores, Inc.†	411	20,505
Cato Corp., Class A	393	16,663
Children’s Place, Inc.	316	18,944
Christopher & Banks Corp.†	523	2,725
Destination Maternity Corp.	197	3,016
Destination XL Group, Inc.†	502	2,550
Express, Inc.†	1,209	15,814
Finish Line, Inc., Class A	692	16,331
Francesca’s Holdings Corp.†	606	9,611
Genesco, Inc.†	344	24,579
Guess?, Inc.	882	16,564
Men’s Wearhouse, Inc.	688	31,971
New York & Co., Inc.†	420	966
Pacific Sunwear of California, Inc.†	712	1,958
Shoe Carnival, Inc.	217	5,039
Stein Mart, Inc.	398	5,477
Tilly’s, Inc., Class A†	152	2,089
Vera Bradley, Inc.†	313	5,969
Winmark Corp.	34	2,771

		309,323

Retail-Appliances - 0.0%
Conn’s, Inc.†	397	6,249
hhgregg, Inc.†	173	950

		7,199

Retail-Auto Parts - 0.0%
Pep Boys-Manny Moe & Jack†	764	6,441

Retail-Automobile - 0.3%
America’s Car-Mart, Inc.†	112	5,948
Asbury Automotive Group, Inc.†	440	32,653
Group 1 Automotive, Inc.	347	27,895
Lithia Motors, Inc., Class A	327	27,697
Rush Enterprises, Inc., Class A†	493	13,804
Sonic Automotive, Inc., Class A	572	14,088

		122,085

Retail-Bedding - 0.0%
Mattress Firm Holding Corp.†	215	12,388

Retail-Bookstores - 0.0%
Barnes & Noble, Inc.†	588	13,812

Retail-Building Products - 0.1%
Lumber Liquidators Holdings, Inc.†	393	24,818
Tile Shop Holdings, Inc.†	402	3,264

		28,082

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	139	3,301
Systemax, Inc.†	162	2,118

		5,419

Retail-Convenience Store - 0.1%
Casey’s General Stores, Inc.	552	50,398
Pantry, Inc.†	336	12,398

		62,796

Retail-Discount - 0.8%
Citi Trends, Inc.†	15,524	355,344
Fred’s, Inc., Class A	529	8,781
HSN, Inc.	476	36,862
Tuesday Morning Corp.†	624	11,045

		412,032

Retail-Hair Salons - 0.0%
Regis Corp.†	626	9,859

Retail-Home Furnishings - 0.7%
Haverty Furniture Cos., Inc.	10,769	263,087
Kirkland’s, Inc.†	210	4,887
Pier 1 Imports, Inc.	1,356	22,794
Restoration Hardware Holdings, Inc.†	447	39,126

		329,894

Retail-Hypermarkets - 0.0%
Roundy’s, Inc.†	563	2,027

Retail-Jewelry - 0.0%
Movado Group, Inc.	263	6,320

Retail-Leisure Products - 0.7%
MarineMax, Inc.†	13,676	348,875
West Marine, Inc.†	251	3,012

		351,887

Retail-Major Department Stores - 0.0%
Sears Hometown and Outlet Stores, Inc.†	166	1,884

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	247	4,500
Five Below, Inc.†	779	25,956
Gaiam, Inc., Class A†	215	1,574
PriceSmart, Inc.	269	21,999

		54,029

Retail-Office Supplies - 0.1%
Office Depot, Inc.†	7,671	58,300

Retail-Pawn Shops - 0.1%
Cash America International, Inc.	403	8,382
Ezcorp, Inc., Class A†	738	7,609
First Cash Financial Services, Inc.†	415	20,634

		36,625

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	172	2,630
PetMed Express, Inc.	290	4,553

		7,183

Retail-Regional Department Stores - 0.0%
Bon-Ton Stores, Inc.	210	1,151
Stage Stores, Inc.	455	9,100

		10,251

Retail-Restaurants - 3.3%
Biglari Holdings, Inc.†	25	10,349
BJ’s Restaurants, Inc.†	311	13,774
Bloomin’ Brands, Inc.†	1,107	27,360
Bob Evans Farms, Inc.	354	19,955
Bravo Brio Restaurant Group, Inc.†	275	3,616
Buffalo Wild Wings, Inc.†	271	48,325
Carrols Restaurant Group, Inc.†	505	4,020
Cheesecake Factory, Inc.	717	37,650
Chuy’s Holdings, Inc.†	236	5,043
Cracker Barrel Old Country Store, Inc.	274	36,856
Dave & Buster’s Entertainment, Inc.†	97	2,788
Del Frisco’s Restaurant Group, Inc.†	339	6,722
Denny’s Corp.†	23,679	257,628
DineEquity, Inc.	239	25,513
El Pollo Loco Holdings, Inc.†	118	3,036
Famous Dave’s of America, Inc.†	67	2,028
Fiesta Restaurant Group, Inc.†	384	22,683
Habit Restaurants, Inc.†	82	2,706
Ignite Restaurant Group, Inc.†	109	746
Jack in the Box, Inc.	574	48,669
Jamba, Inc.†	247	4,058
Kona Grill, Inc.†	14,510	340,985
Krispy Kreme Doughnuts, Inc.†	935	18,204
Nathan’s Famous, Inc.†	45	3,620
Noodles & Co.†	155	3,983
Papa John’s International, Inc.	439	27,859
Papa Murphy’s Holdings, Inc.†	24,554	326,323
Popeyes Louisiana Kitchen, Inc.†	339	19,465
Potbelly Corp.†	214	3,002
Red Robin Gourmet Burgers, Inc.†	205	15,887
Ruby Tuesday, Inc.†	881	5,304
Ruth’s Hospitality Group, Inc.	517	7,507
Sonic Corp.	780	23,611
Texas Roadhouse, Inc.	1,000	33,590
Zoe’s Kitchen, Inc.†	8,274	255,998

		1,668,863

Retail-Sporting Goods - 0.1%
Big 5 Sporting Goods Corp.	265	3,156
Hibbett Sports, Inc.†	372	17,499
Sportsman’s Warehouse Holdings, Inc.†	140	998
Zumiez, Inc.†	298	11,113

		32,766

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	177	3,650

Retail-Video Rentals - 0.0%
Outerwall, Inc.†	271	16,824

Retail-Vitamins & Nutrition Supplements - 0.0%
Vitamin Shoppe, Inc.†	442	18,683

Retirement/Aged Care - 0.0%
Five Star Quality Care, Inc.†	617	2,147

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	834	29,015

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	376	6,260
Proto Labs, Inc.†	325	20,927
Trinseo SA†	165	2,516

		29,703

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	1,082	29,095
Globalstar, Inc.†	3,939	9,532
Intelsat SA†	393	6,190
Iridium Communications, Inc.†	1,156	9,838
Loral Space & Communications, Inc.†	188	13,519

		68,174

Savings & Loans/Thrifts - 0.7%
Anchor Bancorp Wisconsin Inc.†	95	3,183
Astoria Financial Corp.	1,242	15,190
Banc of California, Inc.	476	4,879
Bank Mutual Corp.	668	4,255
BankFinancial Corp.	267	3,020
Beneficial BanCorp., Inc.†	463	4,996
Berkshire Hills Bancorp, Inc.	360	8,964
BofI Holding, Inc.†	204	17,209
Brookline Bancorp, Inc.	1,013	9,725
Capitol Federal Financial, Inc.	2,053	25,580
Charter Financial Corp.	244	2,733
Clifton Bancorp, Inc.	380	5,039
Dime Community Bancshares, Inc.	470	6,937
ESB Financial Corp.	184	3,075
EverBank Financial Corp.	1,307	22,807
First Defiance Financial Corp.	139	4,234
First Financial Northwest, Inc.	197	2,362
Flagstar Bancorp, Inc.†	291	4,135
Flushing Financial Corp.	434	7,855
Fox Chase Bancorp, Inc.	174	2,826
HomeStreet, Inc.	213	3,762
HomeTrust Bancshares, Inc.†	299	4,620
Investors Bancorp, Inc.	5,139	56,580
Kearny Financial Corp.†	201	2,613
Meridian Bancorp, Inc.†	291	3,379
Meta Financial Group, Inc.	88	2,945
Northfield Bancorp, Inc.	727	10,469
Northwest Bancshares, Inc.	1,358	16,024
OceanFirst Financial Corp.	192	3,110
Oritani Financial Corp.	656	9,256
Pacific Premier Bancorp, Inc.†	247	3,670
Provident Financial Services, Inc.	865	15,016
Sterling Bancorp	1,199	15,803
Territorial Bancorp, Inc.	125	2,718
United Community Financial Corp.	726	3,920
United Financial Bancorp, Inc.	756	9,405
Washington Federal, Inc.	1,454	28,877
Waterstone Financial, Inc.	494	6,264
WSFS Financial Corp.	128	9,454

		366,889

Schools - 0.2%
American Public Education, Inc.†	251	8,426
Bridgepoint Education, Inc.†	237	2,339
Bright Horizons Family Solutions, Inc.†	440	21,362
Capella Education Co.	157	10,674
Career Education Corp.†	964	5,379
Grand Canyon Education, Inc.†	669	29,316
ITT Educational Services, Inc.†	335	2,435
K12, Inc.†	493	7,011
Strayer Education, Inc.†	156	10,452
Universal Technical Institute, Inc.	311	2,541

		99,935

Security Services - 0.1%
Ascent Capital Group, Inc., Class A†	199	8,419
Brink’s Co.	695	15,575
LifeLock, Inc.†	1,155	17,152

		41,146

Seismic Data Collection - 0.0%
Dawson Geophysical Co.	116	1,252
Geospace Technologies Corp.†	188	4,508
ION Geophysical Corp.†	1,854	4,171

		9,931

Semiconductor Components-Integrated Circuits - 0.3%
Cirrus Logic, Inc.†	890	23,585
Cypress Semiconductor Corp.	2,263	33,334
Emulex Corp.†	1,018	6,373
Exar Corp.†	567	5,114
Integrated Device Technology, Inc.†	1,916	35,043
MaxLinear, Inc., Class A†	400	3,220
Micrel, Inc.	640	9,005
Pericom Semiconductor Corp.	318	4,646
Power Integrations, Inc.	436	22,489
Vitesse Semiconductor Corp.†	792	2,970

		145,779

Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc.†	1,595	3,828
Brooks Automation, Inc.	958	12,368
Cabot Microelectronics Corp.†	346	17,096
Cascade Microtech, Inc.†	22,453	302,217
Cohu, Inc.	362	4,102
Entegris, Inc.†	1,997	25,961
FormFactor, Inc.†	797	6,017

MKS Instruments, Inc.	768	26,888
Nanometrics, Inc.†	343	5,330
Photronics, Inc.†	885	7,434
Rudolph Technologies, Inc.†	477	4,784
Tessera Technologies, Inc.	767	28,440
Ultra Clean Holdings, Inc.†	422	3,714
Ultratech, Inc.†	402	6,408
Veeco Instruments, Inc.†	574	16,744
Xcerra Corp.†	762	5,852

		477,183

Silver Mining - 0.0%
Hecla Mining Co.	5,270	17,338

Specified Purpose Acquisitions - 0.0%
FCB Financial Holdings, Inc.†	118	2,665
National Bank Holdings Corp., Class A	533	9,834

		12,499

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	219	5,447
Furmanite Corp.†	540	3,958
Mueller Water Products, Inc., Class A	2,286	23,386
Northwest Pipe Co.†	136	3,254
Omega Flex, Inc.	41	1,286

		37,331

Steel-Producers - 0.1%
AK Steel Holding Corp.†	2,540	9,627
Commercial Metals Co.	1,689	22,667
Ryerson Holding Corp†	158	1,003
Schnitzer Steel Industries, Inc., Class A	378	6,381
Shiloh Industries, Inc.†	119	1,455
Worthington Industries, Inc.	738	22,088

		63,221

Steel-Specialty - 0.0%
Universal Stainless & Alloy Products, Inc.†	101	2,251

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	670	24,321
Wesco Aircraft Holdings, Inc.†	752	9,806

		34,127

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	426	11,873

Telecom Equipment-Fiber Optics - 0.2%
Alliance Fiber Optic Products, Inc.	181	2,621
Ciena Corp.†	1,507	27,909
Clearfield, Inc.†	164	1,932
Finisar Corp.†	1,484	26,920
Harmonic, Inc.†	1,263	9,662
KVH Industries, Inc.†	228	2,759
Oclaro, Inc.†	1,343	1,920

		73,723

Telecom Services - 0.5%
Consolidated Communications Holdings, Inc.	723	16,831
EarthLink Holdings Corp.	1,468	6,195
FairPoint Communications, Inc.†	298	4,458
GTT Communications, Inc.†	229	2,636
Hawaiian Telcom Holdco, Inc.†	152	3,957
Inteliquent, Inc.	465	7,821
Lumos Networks Corp.	270	4,328
NeuStar, Inc., Class A†	805	21,164
ORBCOMM, Inc.†	789	4,387
Premiere Global Services, Inc.†	692	6,117
Qorvo, Inc.†	2,055	151,803
RigNet, Inc.†	171	5,852
Spok Holdings, Inc.	311	5,324
Vonage Holdings Corp.†	2,499	10,496
West Corp.	552	18,050

		269,419

Telecommunication Equipment - 0.6%
8x8, Inc.†	1,270	9,792
ADTRAN, Inc.	809	17,887
Comtech Telecommunications Corp.	220	7,269
Numerex Corp., Class A†	210	2,201
Plantronics, Inc.	610	27,956
Preformed Line Products Co.	38	1,817
ShoreTel, Inc.†	33,687	238,504
Sonus Networks, Inc.†	705	13,455

		318,881

Telephone-Integrated - 0.6%
Atlantic Tele-Network, Inc.	135	8,968
Cincinnati Bell, Inc.†	2,999	8,787
General Communication, Inc., Class A†	515	7,560
IDT Corp., Class B	11,342	242,265
Shenandoah Telecommunications Co.	346	10,280

		277,860

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	1,012	2,631
Gray Television, Inc.†	711	6,726
Sinclair Broadcast Group, Inc., Class A	985	24,369

		33,726

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	174	4,161
Unifi, Inc.†	210	6,768

		10,929

Textile-Products - 0.0%
Culp, Inc.	126	2,532
Dixie Group, Inc.†	215	1,737

		4,269

Theaters - 0.3%
AMC Entertainment Holdings, Inc., Class A	302	8,492
Carmike Cinemas, Inc.†	4,187	115,854
National CineMedia, Inc.	873	12,571
Reading International, Inc., Class A†	248	2,999

		139,916

Therapeutics - 0.4%
Actinium Pharmaceuticals, Inc.†	304	1,639
Agios Pharmaceuticals, Inc.†	210	24,343
Akebia Therapeutics, Inc.†	112	1,150
Anika Therapeutics, Inc.†	207	8,110
Bio-Path Holdings, Inc.†	1,053	2,380
Calithera Biosciences, Inc.†	115	2,287
Cara Therapeutics, Inc.†	77	831
Dyax Corp.†	1,948	29,434
Egalet Corp.†	57	499
Esperion Therapeutics, Inc.†	88	4,039
Flexion Therapeutics, Inc.†	86	1,771
Hyperion Therapeutics, Inc.†	195	4,934
MannKind Corp.†	3,271	20,771
Mirati Therapeutics, Inc.†	103	2,137
Neurocrine Biosciences, Inc.†	1,088	36,622
Nevro Corp.†	115	5,239
Northwest Biotherapeutics, Inc.†	551	3,493
Osiris Therapeutics, Inc.†	272	4,387
Otonomy, Inc.†	103	3,008
Portola Pharmaceuticals, Inc.†	612	17,399
Sarepta Therapeutics, Inc.†	584	7,008
Threshold Pharmaceuticals, Inc.†	749	2,786
Vital Therapies, Inc.†	81	1,599
Xencor, Inc.†	210	3,182
Zafgen Inc†	99	3,763

		192,811

Tobacco - 0.1%
22nd Century Group, Inc.†	647	757
Alliance One International, Inc.†	1,265	1,328
Universal Corp.	333	13,373
Vector Group, Ltd.	1,083	24,238

		39,696

Toys - 0.0%
JAKKS Pacific, Inc.†	268	1,613
LeapFrog Enterprises, Inc.†	937	2,230

		3,843

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,632	30,143
Bottomline Technologies de, Inc.†	565	13,995
InnerWorkings, Inc.†	503	2,580
Synchronoss Technologies, Inc.†	506	21,490

		68,208

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	750	6,248
Atlas Air Worldwide Holdings, Inc.†	362	16,362

		22,610

Transport-Equipment & Leasing - 0.1%
General Finance Corp.†	159	1,182
Greenbrier Cos., Inc.	396	20,564
TAL International Group, Inc.	488	19,837
Textainer Group Holdings, Ltd.	310	10,171

		51,754

Transport-Marine - 0.2%
Ardmore Shipping Corp.	259	2,932
Baltic Trading, Ltd.	706	1,144
CAI International, Inc.†	235	4,928
DHT Holdings, Inc.	1,327	9,753
Dorian LPG, Ltd.†	105	1,183
Frontline, Ltd.†	951	2,197
GasLog, Ltd.	604	10,564
Hornbeck Offshore Services, Inc.†	520	11,544
International Shipholding Corp.	82	1,374
Knightsbridge Shipping, Ltd.	482	1,933
Navios Maritime Acquisition Corp.	1,180	3,929
Navios Maritime Holdings, Inc.	1,138	4,131
Nordic American Offshore, Ltd.	262	2,948
Nordic American Tankers, Ltd.	1,279	12,944
Safe Bulkers, Inc.	558	2,003
Scorpio Bulkers, Inc.†	1,933	2,880
Scorpio Tankers, Inc.	2,347	18,471
Ship Finance International, Ltd.	848	11,779
Teekay Tankers, Ltd., Class A	893	4,590
Ultrapetrol Bahamas, Ltd.†	307	494

		111,721

Transport-Services - 1.3%
CHC Group, Ltd.†	481	914
Echo Global Logistics, Inc.†	9,397	248,081
Era Group, Inc.†	292	6,576
Hub Group, Inc., Class A†	528	17,635
Matson, Inc.	616	21,406
Radiant Logistics, Inc.†	64,164	308,629
Universal Truckload Services, Inc.	94	2,214
UTi Worldwide, Inc.†	1,313	15,585
XPO Logistics, Inc.†	753	27,703

		648,743

Transport-Truck - 0.4%
ArcBest Corp.	373	13,898
Celadon Group, Inc.	300	7,149
Forward Air Corp.	448	20,115
Heartland Express, Inc.	780	20,038
Knight Transportation, Inc.	857	24,416
Marten Transport, Ltd.	341	6,973
P.A.M. Transportation Services, Inc.†	46	2,663
Quality Distribution, Inc.†	393	3,278
Roadrunner Transportation Systems, Inc.†	400	8,128
Saia, Inc.†	354	14,907
Swift Transportation Co.†	1,220	29,988
USA Truck, Inc.†	90	2,502
Werner Enterprises, Inc.	641	18,288
YRC Worldwide, Inc.†	449	7,121

		179,464

Travel Services - 0.0%
Interval Leisure Group, Inc.	570	13,155
Travelport Worldwide, Ltd.	430	6,704

		19,859

Veterinary Diagnostics - 1.0%
Aratana Therapeutics, Inc.†	412	6,827
Heska Corp.†	22,009	437,759
Kindred Biosciences, Inc.†	151	953
Neogen Corp.†	526	24,249
Phibro Animal Health Corp., Class A	210	5,739

		475,527

Virtual Reality Products - 0.5%
RealD, Inc.†	22,747	246,805

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	128	3,942
Nature’s Sunshine Products, Inc.	156	2,158
Nutraceutical International Corp.†	124	2,423
Omega Protein Corp.†	300	3,162
Synutra International, Inc.†	248	1,332
USANA Health Sciences, Inc.†	82	8,039

		21,056

Water - 0.1%
American States Water Co.	556	22,040
Artesian Resources Corp., Class A	111	2,459
California Water Service Group	686	16,834
Connecticut Water Service, Inc.	156	5,610
Middlesex Water Co.	229	5,008
PICO Holdings, Inc.†	326	5,213
SJW Corp.	225	7,598
York Water Co.	186	4,403

		69,165

Water Treatment Systems - 0.0%
Energy Recovery, Inc.†	552	1,822

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	432	7,262
NIC, Inc.	936	15,369
Q2 Holdings, Inc.†	142	2,539
Rightside Group, Ltd.†	125	987
Web.com Group, Inc.†	743	11,227
Wix.com, Ltd.†	199	3,936

		41,320

Web Portals/ISP - 0.0%
Blucora, Inc.†	606	8,193

Wire & Cable Products - 0.7%
Belden, Inc.	626	51,920
Encore Wire Corp.	297	9,097
General Cable Corp.	698	7,985
Insteel Industries, Inc.	12,842	262,234

		331,236

Wireless Equipment - 0.3%
Aerohive Networks, Inc.†	137	544
Aruba Networks, Inc.†	1,532	25,400
CalAmp Corp.†	516	9,241
Gogo, Inc.†	802	11,657
InterDigital, Inc.	533	26,639
Ruckus Wireless, Inc.†	930	9,849
Telenav, Inc.†	391	2,534
Tessco Technologies, Inc.	82	1,857
Ubiquiti Networks, Inc.	426	11,202
ViaSat, Inc.†	594	33,395

		132,318

Wound, Burn & Skin Care - 0.5%
Derma Sciences, Inc.†	325	2,795
IGI Laboratories, Inc.†	26,656	265,494

		268,289

Total Common Stocks (cost $45,737,105)		48,980,793

EXCHANGE-TRADED FUNDS - 1.3%
Exchange-Traded Funds - 1.3%
iShares Russell 2000 Index Fund (cost $634,877)	5,453	630,912

RIGHTS - 0.0%
Commercial Services- 0.0%
Providence Service Corp. Expires 02/05/2015† (subscription price 100)	6	0

Resorts/Theme Parks - 0.0%
Empire Resorts, Inc. Expires 02/05/2015† (subscription price 7.10)	38	0

Total Rights (cost $0)		0

Total Long-Term Investment Securities (cost $46,371,982)		49,611,705

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Time Deposits - 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $209,000)	209,000	209,000

TOTAL INVESTMENTS (cost $46,580,982)(3)	99.7%	49,820,705
Other assets less liabilities	0.3	132,687

NET ASSETS	100.0%	$49,953,392

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$7,086	$—	$0	$7,086
Medical-Drugs	2,496,785	—	0	2,496,785
Other Industries	46,476,922	—	—	46,476,922
Exchange-Traded Funds	630,912	—	—	630,912
Rights	—	—	0	0
Short-Term Investment Securities	—	209,000	—	209,000

Total Investments at Value	$49,611,705	$209,000	$0	$49,820,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Note 1. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the “Alternative Strategies Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund’s prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of January 31, 2015, net assets of the Alternative Strategies Fund were $55,135,870, of which approximately $12,990,557, or approximately 23.6%, represented the Alternative Strategies Fund’s ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of January 31, 2015, net assets of the Global Trends Fund were $49,913,793, of which approximately $10,858,415, or approximately 21.8%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note  2. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of January 31, 2015 are reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Funds’ shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level

1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds

Derivative Instruments:

Futures: The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended January 31, 2015, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended January 31, 2015, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended January 31, 2015, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2015, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Funds as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded by the Fund as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund’s and Global Trend Fund’s use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

Forward Foreign Currency Contracts: The Global Trends Fund may enter into forward contracts for investment purposes in order to gain currency exposure and enhance return. The Income Explorer Fund may enter into forward contracts for various purposes including to facilitate settlement of foreign currency denominated portfolio transactions and to attempt to protect securities and related receivables against changes in future foreign exchange rates. During the period ended January 31, 2015, the Global Trends Fund did not invest in forward contracts. During the period ended January 31, 2015, the Income Explorer Fund used forward contracts on foreign currencies to attempt to protect securities and related receivables against changes in future exchange rates. As of January 31, 2015, the Global Trends Fund and Income Explorer Fund did not have open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended January 31, 2015, the Alternative Strategies Fund used option contracts to decrease the Fund’s market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of January 31, 2015, the Alternative Strategies Fund has open option contracts which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended January 31, 2015 are summarized as follows:

	Written Options Future Contracts
	Alternative Strategies Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2014	153	$82,880
Options written	342	139,241
Options terminated in closing purchase transactions	211	90,110
Options exercised	—	—
Options expired	175	67,161

Options outstanding as of January 31, 2015	109	$64,850

#	Consolidated; see Note 1.

Commodity-Linked and Hedge Fund-Linked Notes: The Alternative Strategies Fund and the Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies and Global Trends Funds seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies and Global Trends Funds will not invest directly in commodities. During the period ended January 31, 2015, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets. The Global Trends Fund did not invest in commodity-linked derivative instruments.

Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended January 31, 2015, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Portfolio of Investments. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements.

The following tables represent the value of derivatives held as of January 31, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of January 31, 2015, please refer to the Portfolio of Investments.

	2020 High Watermark Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$1,505

(1)	The Fund’s derivative contracts held during the period ended January 31, 2015, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $101,785.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,150 as reported in the Portfolio of Investments.

	Alternative Strategies Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$218,840
Commodity contracts
Futures contracts (variation margin)(2)(3)	35,080	35,175
Open written put options contracts at value(4)	64,850	—
Foreign exchange contracts
Futures contracts (variation margin)(2)(3)	9,450	7,302

	$109,380	$261,317

(1)	The Fund’s derivative contracts held during the period ended January 31, 2015, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, commodity futures and foreign exchange futures contracts was $15,887,747, $4,047,973 and $4,769,714 respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $566,863 as reported in the Portfolio of Investments.
(4)	The average value outstanding for written put options is $115,010.

	Global Trends Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$283,475
Commodity contracts
Futures contracts (variation margin)(2)(3)	—	—
Interest Rate contracts
Futures contracts (variation margin)(2)(3)	34,136	7,250

	$34,136	$290,725

(1)	The Fund’s derivative contracts held during the period ended January 31, 2015, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, commodity futures and interest rate futures contracts was $27,379,786, $2,079,250 and $13,413,342, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(88,522) as reported in the Portfolio of Investments.

Income Explorer Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts
Forward foreign currency contracts(2)	$—	$—

(1)	The Portfolio’s derivative contracts held during the period ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $83,481.

Note 3. Repurchase Agreements

As of January 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SunAmerica Global Trends	10.59%	$6,040,000
SunAmerica Global Trends Cayman Fund, Ltd.	3.01	1,720,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated January 30, 2015, bearing interest at a rate of 0.04% per annum, with a principal amount of $57,060,000, a repurchase price of $57,060,190, and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	12/31/2018	$50,452,900	$51,040,676
U.S. Treasury Notes	0.88%	8/15/2017	$2,455,000	$2,475,426
U.S. Treasury Notes	1.50%	5/31/2019	$4,699,000	$4,790,114

As of January 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

	Percentage	Principal
Portfolio	Ownership	Amount
SunAmerica Global Trends	10.57%	$9,005,000
SunAmerica Global Trends Cayman Fund, Ltd.	3.02%	2,575,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated January 30, 2015, bearing interest at a rate of 0.04% per annum, with a principal amount of $85,155,000, a repurchase price of $85,155,284, and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	11/30/2020	$83,668,000	$86,955,316

As of January 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SunAmerica Global Trends	10.59%	$8,995,000
SunAmerica Global Trends Cayman Fund, Ltd.	3.01	2,560,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated January 30, 2015, bearing interest at a rate of 0.06% per annum, with a principal amount of $84,965,000, a repurchase price of $84,965,425, and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	2/15/2021	$76,052,700	$86,801,989

As of January 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SunAmerica Global Trends	10.58%	$4,445,000
SunAmerica Global Trends Cayman Fund, Ltd.	3.01	1,265,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated January 30, 2015, bearing interest at a rate of 0.04% per annum, with a principal amount of $42,000,000, a repurchase price of $42,000,140, and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	5/31/2017	$42,808,000	$42,906,458

As of January 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Ownership	Amount
SunAmerica Global Trends	10.59%	$8,995,000
SunAmerica Global Trends Cayman Fund, Ltd.	3.01	2,560,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated January 30, 2015, bearing interest at a rate of 0.05% per annum, with a principal amount of $84,965,000, a repurchase price of $84,965,354, and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.63%	8/15/2022	$85,984,000	$86,780,212

Note 4. Federal Income Taxes

As of January 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$5,365,111	$(65,900)	$5,299,211	$33,503,921
SunAmerica Alternative Strategies	3,914,878	(13,901,236)	(9,986,358)	65,342,876
SunAmerica Global Trends	—	(14,898,815)	(14,898,815)	63,147,674
SunAmerica Focused Alpha Growth	133,771,187	(8,701,935)	125,069,252	458,422,331
SunAmerica Focused Alpha Large Cap	117,055,684	(13,575,643)	103,480,041	532,226,280
SunAmerica Income Explorer	1,019,877	(2,085,472)	(1,065,595)	27,227,609
SunAmerica Small Cap	6,765,970	(3,607,017)	3,158,953	46,661,752

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 31, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	March 31, 2015